UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock LifePath® Active Funds of BlackRock Funds II

▶   BlackRock LifePath® Active Retirement Fund

▶   BlackRock LifePath® Active 2020 Fund

▶   BlackRock LifePath® Active 2025 Fund

▶   BlackRock LifePath® Active 2030 Fund

▶   BlackRock LifePath® Active 2035 Fund

▶   BlackRock LifePath® Active 2040 Fund

▶   BlackRock LifePath® Active 2045 Fund

▶   BlackRock LifePath® Active 2050 Fund

▶   BlackRock LifePath® Active 2055 Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK FUNDS II	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	3.76	3.74
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of April 30, 2016	BlackRock LifePath® Active Funds

Investment Objective

Each BlackRock LifePath® Active Funds’ (the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Active Retirement Fund (the “LifePath® Active Retirement Fund”) will be broadly diversified across global asset classes. With respect to other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Portfolio Management Commentary

How did the Funds perform?

•

For the six-month period ended April 30, 2016, the LifePath® Active Retirement Fund underperformed its custom benchmark and its primary benchmark, the Barclays U.S. Aggregate Bond Index. For the same period, the Funds with target dates underperformed their custom benchmarks as well as the Russell 1000® Index, with the exception of the Class K and Institutional Shares of the BlackRock LifePath® Active 2020 Fund, which outperformed and performed in line with the Russell 1000® Index, respectively. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

•

At a broad asset allocation level, the Funds’ performance was negatively impacted by tactical overweight exposure to the equity market over the six-month period. In addition, long futures contract positions in the U.S. dollar versus the euro detracted, as the Federal Reserve adopted a more dovish policy stance than anticipated.

•

Additional detractors over the six-month period included select underlying equity managers who exhibited significant negative alpha. In particular, BlackRock Capital Appreciation Fund, Inc. and BlackRock Global Long/Short Equity Fund underperformed their respective benchmarks.

•

Within the Funds’ equity allocations, overweight exposure to U.S. equities supported performance as domestic growth concerns abated throughout the period. In addition, an overweight to European equities boosted returns early in the period on the back of improving growth dynamics and expectations of further policy easing by the European Central Bank (“ECB”). This allocation gave back some of its positive contribution on disappointment over the ECB’s December action on rates and the global sell-off in risk assets in early 2016.

•

During the period, the Funds used derivatives in executing its investment strategy. Derivatives have been used as an efficient substitute for taking a position in an underlying fund, to manage the Funds’ duration exposures, and to gain exposure to equity indices in order to express a tactical view on one or more markets. Overall, the use of derivatives did not have a material impact on performance over the period.

Describe recent portfolio activity.

•

Early in the period, the Funds trimmed exposure to European equities while maintaining an overweight position. As European equities appreciated in the period leading up to the December ECB meeting, the Funds trimmed this exposure further, despite a constructive outlook for European growth, in anticipation that the ECB would disappoint market expectations.

Describe the Funds’ positioning at period end.

•

Each Fund was modestly overweight in equities and underweight in fixed income relative to its custom benchmark. Given a positive outlook for domestic growth, each Fund was underweight in U.S. fixed income, long to the U.S. dollar and modestly overweight in U.S. equities. The Funds were overweight in European equities and fixed income, and neutrally weighted with respect to Japanese equities. A modest exposure to emerging markets was maintained.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active Funds

Glidepath Evolution

Under normal circumstances, the asset allocation of each BlackRock LifePath® Active Fund (each, a “LifePath® Active Fund”), other than BlackRock LifePath® Active Retirement Fund (the “LifePath® Active Retirement Fund”), will change over time according to a “glidepath” as each of the LifePath® Active Funds approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath® Active Fund’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks and lower volatility of each LifePath® Active Fund as retirement approaches. As each LifePath® Active Fund approaches its target date, its asset allocation will shift so that each LifePath® Active Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® Active Fund, and determine whether any changes are required to enable each LifePath® Active Fund to achieve its investment objective. Because the LifePath® Active Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath® Active Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath® Active Fund, based on an assessment of the current market conditions, and the potential contribution of each asset class to the expected risk and return characteristics of each LifePath® Active Fund. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath® Active Fund or achieve each LifePath® Active Fund’s investment objective.

BLACKROCK FUNDS II	APRIL 30, 2016	5

BlackRock LifePath® Active Retirement Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. Prior to December 31, 2014, the Fund followed a glidepath under the name “LifePath® Active 2015 Portfolio”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 4/30/16	51.1	N/A	N/A	20.9	3.8	11.1	0.5	3.8	8.8

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016
		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	0.55%	(2.37)%	N/A	4.35%	N/A	4.35%	N/A
Investor A	0.46	(2.67)	(7.78)%	4.06	2.95%	4.08	3.46%
Class K	0.69	(2.33)	N/A	4.46	N/A	4.46	N/A
Class R	0.32	(2.90)	N/A	3.81	N/A	3.79	N/A
Barclays U.S. Aggregate Bond Index	2.82	2.72	N/A	3.60	N/A	4.71	N/A
Retirement Custom Benchmark	1.70	(0.30)	N/A	4.50	N/A	3.87	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active 2020 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 4/30/16	41.5	N/A	N/A	26.7	3.4	15.0	2.7	3.8	6.9

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016
		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	0.24%	(2.92)%	N/A	4.67%	N/A	4.32%	N/A
Investor A	0.14	(3.04)	(8.13)%	4.38	3.26%	4.04	3.42%
Class K	0.35	(2.72)	N/A	4.77	N/A	4.43	N/A
Class R	0.04	(3.26)	N/A	4.13	N/A	3.75	N/A
Russell 1000® Index	0.22	0.34	N/A	10.81	N/A	6.07	N/A
2020 Custom Benchmark	1.41	(0.99)	N/A	4.94	N/A	3.91	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2016	7

BlackRock LifePath® Active 2025 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 4/30/16	32.0	N/A	N/A	32.2	3.0	18.6	5.2	3.8	5.2

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016
		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(0.15)%	(3.52)%	N/A	4.92%	N/A	4.21%	N/A
Investor A	(0.26)	(3.74)	(8.79)%	4.63	3.51%	3.93	3.31%
Class K	(0.15)	(3.52)	N/A	5.01	N/A	4.31	N/A
Class R	(0.34)	(3.94)	N/A	4.37	N/A	3.65	N/A
Russell 1000® Index	0.22	0.34	N/A	10.81	N/A	6.07	N/A
2025 Custom Benchmark	1.15	(1.54)	N/A	5.26	N/A	3.76	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active 2030 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 4/30/16	22.9	N/A	N/A	37.6	2.6	21.9	7.5	3.9	3.6

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(0.62)%	(4.11)%	N/A	4.79%	N/A	3.90%	N/A
Investor A	(0.77)	(4.38)	(9.40)%	4.48	3.36%	3.58	2.97%
Class K	(0.55)	(4.04)	N/A	4.89	N/A	4.00	N/A
Class R	(0.77)	(4.58)	N/A	4.24	N/A	3.32	N/A
Russell 1000® Index	0.22	0.34	N/A	10.81	N/A	6.07	N/A
2030 Custom Benchmark	0.88	(2.10)	N/A	5.44	N/A	3.27	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2016	9

BlackRock LifePath® Active 2035 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	N/A	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 4/30/16	14.2	N/A	N/A	42.6	2.2	25.2	9.8	3.9	2.1

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(0.89)%	(4.71)%	N/A	4.44%	N/A	3.45%	N/A
Investor A	(1.01)	(4.94)	(9.93)%	4.14	3.03%	3.15	2.54%
Class K	(0.89)	(4.70)	N/A	4.53	N/A	3.55	N/A
Class R	(1.13)	(5.27)	N/A	3.88	N/A	2.86	N/A
Russell 1000® Index	0.22	0.34	N/A	10.81	N/A	6.07	N/A
2035 Custom Benchmark	0.62	(2.64)	N/A	5.48	N/A	3.27	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active 2040 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 4/30/16	6.3	N/A	N/A	46.8	1.9	28.1	12.0	4.1	0.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(1.15)%	(5.24)%	N/A	4.74%	N/A	3.78%	N/A
Investor A	(1.36)	(5.57)	(10.52)%	4.40	3.28%	3.43	2.81%
Class K	(1.14)	(5.14)	N/A	4.84	N/A	3.88	N/A
Class R	(1.47)	(5.69)	N/A	4.17	N/A	3.18	N/A
Russell 1000® Index	0.22	0.34	N/A	10.81	N/A	6.07	N/A
2040 Custom Benchmark	0.38	(3.16)	N/A	5.79	N/A	3.46	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2016	11

BlackRock LifePath® Active 2045 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	N/A
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	N/A
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	N/A
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	N/A
11/01/15 to 4/30/16	2.1	N/A	N/A	48.4	1.9	29.8	13.4	4.2	0.2%

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016
		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(1.36)%	(5.60)%	N/A	5.05%	N/A	3.97%	N/A
Investor A	(1.49)	(5.79)	(10.73)%	4.74	3.61%	3.60	2.99%
Class K	(1.26)	(5.50)	N/A	5.15	N/A	4.08	N/A
Class R	(1.63)	(6.03)	N/A	4.49	N/A	3.35	N/A
Russell 1000® Index	0.22	0.34	N/A	10.81	N/A	6.07	N/A
2045 Custom Benchmark	0.26	(3.43)	N/A	6.10	N/A	3.63	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active 2050 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2
11/01/15 to 4/30/16	1.0	N/A	N/A	48.9	1.9	30.2	13.8	4.2

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(1.36)%	(5.40)%	N/A	5.16%	N/A	3.54%	N/A
Investor A	(1.48)	(5.65)	(10.60)%	4.86	3.73%	3.20	2.58%
Class K	(1.36)	(5.40)	N/A	5.25	N/A	3.63	N/A
Class R	(1.69)	(5.96)	N/A	4.61	N/A	2.95	N/A
Russell 1000® Index	0.22	0.34	N/A	10.81	N/A	6.07	N/A
2050 Custom Benchmark	0.23	(3.49)	N/A	6.40	N/A	3.79	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2016	13

BlackRock LifePath® Active 2055 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index
2/28/13 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2
11/01/15 to 4/30/16	1.0	48.9	1.9	30.2	13.8	4.2

       See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2016
		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(1.40)%	(5.33)%	N/A	6.72%	N/A
Investor A	(1.45)	(5.47)	(10.43)%	6.49	4.69%
Class K	(1.28)	(5.13)	N/A	6.86	N/A
Class R	(1.52)	(5.72)	N/A	6.23	N/A
Russell 1000® Index	0.22	0.34	N/A	12.41	N/A
2055 Custom Benchmark	0.23	(3.49)	N/A	7.08	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund

Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active Retirement Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	56%
Equity Funds	43
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	31%
BlackRock International Opportunities Portfolio, Institutional Class	12
BlackRock Inflation Protected Bond Portfolio, Class K	9
BlackRock Strategic Income Opportunities Portfolio, Class K	8
BlackRock Global Long/Short Credit Fund, Class K	8
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4
Master Small Cap Index Series	4
BlackRock Global Long/Short Equity Fund, Class K	4
BlackRock Basic Value Fund, Inc., Class K	4

BlackRock LifePath® Active 2020 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	50%
Fixed Income Funds	46
Short-Term Securities	4

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	29%
BlackRock International Opportunities Portfolio, Institutional Class	15
BlackRock Inflation Protected Bond Portfolio, Class K	7
Master Large Cap Growth Portfolio	6
BlackRock Basic Value Fund, Inc., Class K	5
BlackRock Strategic Income Opportunities Portfolio, Class K	5
BlackRock Global Long/Short Credit Fund, Class K	5
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4
BlackRock Global Long/Short Equity Fund, Class K	4

The	Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2016	15

BlackRock LifePath® Active 2025 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	63%
Fixed Income Funds	32
Short-Term Securities	5

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	19%
BlackRock International Opportunities Portfolio, Institutional Class	18
Master Large Cap Growth Portfolio	8
BlackRock Basic Value Fund, Inc., Class K	8
BlackRock Inflation Protected Bond Portfolio, Class K	5
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Strategic Income Opportunities Portfolio, Class K	4
BlackRock Global Long/Short Credit Fund, Class K	4
BlackRock Equity Dividend Fund, Class K	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4

BlackRock LifePath® Active 2030 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	70%
Fixed Income Funds	23
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	21%
Master Total Return Portfolio	13
Master Large Cap Growth Portfolio	10
BlackRock Basic Value Fund, Inc., Class K	9
BlackRock Equity Dividend Fund, Class K	4
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4
BlackRock Commodity Strategies Fund, Institutional Class	4
iShares International Developed Real Estate ETF	4
BlackRock Liquidity Series, LLC, Money Market Series	4
iShares U.S. Real Estate ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active 2035 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	81%
Fixed Income Funds	11
Short-Term Securities	8

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	24%
Master Large Cap Growth Portfolio	12
BlackRock Basic Value Fund, Inc., Class K	12
BlackRock Equity Dividend Fund, Class K	5
iShares International Developed Real Estate ETF	5
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
Master Total Return Portfolio	5
BlackRock Liquidity Series, LLC, Money Market Series	5
iShares U.S. Real Estate ETF	5
BlackRock Commodity Strategies Fund, Institutional Class	4

BlackRock LifePath® Active 2040 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	88%
Short-Term Securities	7
Fixed Income Funds	5

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	27%
BlackRock Basic Value Fund, Inc., Class K	12
Master Large Cap Growth Portfolio	11
BlackRock Equity Dividend Fund, Class K	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
iShares International Developed Real Estate ETF	6
BlackRock Liquidity Series, LLC, Money Market Series	6
iShares U.S. Real Estate ETF	6
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	3

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2016	17

BlackRock LifePath® Active 2045 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Short-Term Securities	9

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	28%
Master Large Cap Growth Portfolio	11
BlackRock Basic Value Fund, Inc., Class K	11
iShares International Developed Real Estate ETF	7
BlackRock Equity Dividend Fund, Class K	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock Liquidity Series, LLC, Money Market Series	6
iShares U.S. Real Estate ETF	6
BlackRock Commodity Strategies Fund, Institutional Class	5
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	3

BlackRock LifePath® Active 2050 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Short-Term Securities	9

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	28%
BlackRock Basic Value Fund, Inc., Class K	11
Master Large Cap Growth Portfolio	11
BlackRock Equity Dividend Fund, Class K	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
iShares International Developed Real Estate ETF	7
BlackRock Liquidity Series, LLC, Money Market Series	6
iShares U.S. Real Estate ETF	6
BlackRock Commodity Strategies Fund, Institutional Class	5
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	3

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	APRIL 30, 2016

BlackRock LifePath® Active 2055 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	29%
BlackRock Basic Value Fund, Inc., Class K	11
Master Large Cap Growth Portfolio	10
iShares International Developed Real Estate ETF	7
BlackRock Equity Dividend Fund, Class K	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
iShares U.S. Real Estate ETF	6
BlackRock Liquidity Series, LLC, Money Market Series	5
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2016	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 27, 2012, Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath, as applicable.

20	BLACKROCK FUNDS II	APRIL 30, 2016

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	APRIL 30, 2016	21

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock LifePath® Active Retirement Fund
Institutional	$1,000.00	$1,005.50	$0.70	$1,000.00	$1,024.17	$0.70	0.14%
Investor A	$1,000.00	$1,004.60	$2.19	$1,000.00	$1,022.68	$2.21	0.44%
Class K	$1,000.00	$1,006.90	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Class R	$1,000.00	$1,003.20	$3.39	$1,000.00	$1,021.48	$3.42	0.68%
BlackRock LifePath® Active 2020 Fund
Institutional	$1,000.00	$1,002.40	$1.00	$1,000.00	$1,023.87	$1.01	0.20%
Investor A	$1,000.00	$1,001.40	$2.19	$1,000.00	$1,022.68	$2.21	0.44%
Class K	$1,000.00	$1,003.50	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Class R	$1,000.00	$1,000.40	$3.38	$1,000.00	$1,021.48	$3.42	0.68%
BlackRock LifePath® Active 2025 Fund
Institutional	$1,000.00	$998.50	$0.94	$1,000.00	$1,023.92	$0.96	0.19%
Investor A	$1,000.00	$997.40	$2.19	$1,000.00	$1,022.68	$2.21	0.44%
Class K	$1,000.00	$998.50	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Class R	$1,000.00	$996.60	$3.38	$1,000.00	$1,021.48	$3.42	0.68%
BlackRock LifePath® Active 2030 Fund
Institutional	$1,000.00	$993.80	$0.94	$1,000.00	$1,023.92	$0.96	0.19%
Investor A	$1,000.00	$992.30	$2.13	$1,000.00	$1,022.73	$2.16	0.43%
Class K	$1,000.00	$994.50	$0.40	$1,000.00	$1,024.47	$0.40	0.08%
Class R	$1,000.00	$992.30	$3.32	$1,000.00	$1,021.53	$3.37	0.67%
BlackRock LifePath® Active 2035 Fund
Institutional	$1,000.00	$991.10	$0.94	$1,000.00	$1,023.92	$0.96	0.19%
Investor A	$1,000.00	$989.90	$2.13	$1,000.00	$1,022.73	$2.16	0.43%
Class K	$1,000.00	$991.10	$0.40	$1,000.00	$1,024.47	$0.40	0.08%
Class R	$1,000.00	$988.70	$3.31	$1,000.00	$1,021.53	$3.37	0.67%
BlackRock LifePath® Active 2040 Fund
Institutional	$1,000.00	$988.50	$0.84	$1,000.00	$1,024.02	$0.86	0.17%
Investor A	$1,000.00	$986.40	$2.07	$1,000.00	$1,022.77	$2.11	0.42%
Class K	$1,000.00	$988.60	$0.35	$1,000.00	$1,024.52	$0.35	0.07%
Class R	$1,000.00	$985.30	$3.26	$1,000.00	$1,021.58	$3.32	0.66%
BlackRock LifePath® Active 2045 Fund
Institutional	$1,000.00	$986.40	$0.89	$1,000.00	$1,023.97	$0.91	0.18%
Investor A	$1,000.00	$985.10	$2.07	$1,000.00	$1,022.77	$2.11	0.42%
Class K	$1,000.00	$987.40	$0.35	$1,000.00	$1,024.52	$0.35	0.07%
Class R	$1,000.00	$983.70	$3.26	$1,000.00	$1,021.58	$3.32	0.66%
BlackRock LifePath® Active 2050 Fund
Institutional	$1,000.00	$986.40	$0.84	$1,000.00	$1,024.02	$0.86	0.17%
Investor A	$1,000.00	$985.20	$2.07	$1,000.00	$1,022.77	$2.11	0.42%
Class K	$1,000.00	$986.40	$0.35	$1,000.00	$1,024.52	$0.35	0.07%
Class R	$1,000.00	$983.10	$3.25	$1,000.00	$1,021.58	$3.32	0.66%
BlackRock LifePath® Active 2055 Fund
Institutional	$1,000.00	$986.00	$0.89	$1,000.00	$1,023.97	$0.91	0.18%
Investor A	$1,000.00	$985.50	$2.12	$1,000.00	$1,022.73	$2.16	0.43%
Class K	$1,000.00	$987.20	$0.35	$1,000.00	$1,024.52	$0.35	0.07%
Class R	$1,000.00	$984.80	$3.31	$1,000.00	$1,021.53	$3.37	0.67%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

[2]	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

Because the Funds invest in Master Portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 42.9%
BlackRock Basic Value Fund, Inc., Class K	28,789	$665,023
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	14,803	341,644
BlackRock Commodity Strategies Fund, Institutional Class (b)	111,772	800,284
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	77,677	740,262
BlackRock Equity Dividend Fund, Class K	16,075	344,488
BlackRock Global Long/Short Equity Fund, Class K (b)	63,706	694,393
BlackRock International Opportunities Portfolio, Institutional Class	69,571	2,202,616
iShares International Developed Real Estate ETF	1,767	52,851
iShares U.S. Consumer Goods ETF	1,617	181,056
iShares U.S. Energy ETF	2,717	103,110
iShares U.S. Financials ETF	2,070	179,862
iShares U.S. Healthcare ETF	670	96,949
iShares U.S. Industrials ETF	1,317	143,105
iShares U.S. Real Estate ETF (c)	636	48,762
iShares U.S. Technology ETF	1,149	117,520
Master Large Cap Growth Portfolio	$660,774	660,774
Master Small Cap Index Series	$728,448	728,448

		8,101,147

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 56.4%
BlackRock Global Long/Short Credit Fund, Class K	153,500	$1,502,760
BlackRock Inflation Protected Bond Portfolio, Class K	165,126	1,745,385
BlackRock Strategic Income Opportunities Portfolio, Class K	158,463	1,540,259
Master Total Return Portfolio	$5,861,824	5,861,824

		10,650,228

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	70,662	70,662
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$49,534	49,534

		120,196
Total Affiliated Investment Companies (Cost — $19,198,607) — 100.0%		18,871,571
Other Assets Less Liabilities — 0.0%		4,474

Net Assets — 100.0%		$18,876,045

Portfolio Abbreviation
ETF	Exchange-Traded Fund

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	26,859	8,048		6,118		28,789	$665,023	$12,460		$47,317
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	16,404	3,590		5,191		14,803	341,644	—		30,276
BlackRock Commodity Strategies Fund, Institutional Class	111,271	10,938		10,437		111,772	800,284	—		(38,669)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	77,410	892		625		77,677	740,262	—		7,902
BlackRock Equity Dividend Fund, Class K	—	20,744		4,669		16,075	344,488	2,115		1,046
BlackRock Equity Dividend Fund, Institutional Class	16,573	4,828		21,401		—	—	2,330		5,734
BlackRock Global Long/Short Credit Fund, Class K	—	153,500		—		153,500	1,502,760	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	7,423		153,658		—	—	73,044		(154,604)
BlackRock Global Long/Short Equity Fund, Class K	—	63,706		—		63,706	694,393	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	67,345	1,161		68,506		—	—	—		(31,403)
BlackRock Inflation Protected Bond Portfolio, Class K	178,442	4,831		18,147		165,126	1,745,385	33,205		(29,245)
BlackRock International Opportunities Portfolio, Institutional Class	66,062	7,766		4,257		69,571	2,202,616	4,333		(20,133)
BlackRock Liquidity Funds, TempFund, Institutional Class	303,148	—		232,486	[1]	70,662	70,662	534		8
BlackRock Liquidity Series, LLC, Money Market Series	$1,226,974	—		$1,177,440	[1]	$49,534	49,534	1,290	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	158,463		—		158,463	1,540,259	3,554		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	155,258	2,741		157,999		—	—	15,094		(57,173)
iShares International Developed Real Estate ETF	3,061	—		1,294		1,767	52,851	670		(3,979)
iShares Russell 2000 ETF	7,141	—		7,141		—	—	—		129,350
iShares U.S. Consumer Goods ETF	3,464	—		1,847		1,617	181,056	2,049		3,656
iShares U.S. Energy ETF	2,717	—		—		2,717	103,110	1,348		—
iShares U.S. Financials ETF	2,810	—		740		2,070	179,862	1,876		22,120
iShares U.S. Healthcare ETF	2,061	—		1,391		670	96,949	1,489		4,251
iShares U.S. Industrials ETF	1,317	—		—		1,317	143,105	1,123		—
iShares U.S. Real Estate ETF	663	21		48		636	48,762	1,107		(97)
iShares U.S. Technology ETF	1,149	—		—		1,149	117,520	856		—
Master Large Cap Growth Portfolio	$ 786,599	—		$125,825	[1,3]	$660,774	660,774	5,543		18,759
Master Small Cap Index Series	—	$728,448	[3,4]	—		$728,448	728,448	5,109		(11,474)
Master Total Return Portfolio	$7,225,059	—		$1,363,235	[1,3]	$5,861,824	5,861,824	104,520		(32,907)
Total							$18,871,571	$273,649		$(109,265)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(5)	Euro Currency Futures	June 2016	$716,563	$(15,642)
12	S&P 500 E-Mini Index	June 2016	$1,235,460	26,723
15	U.S. Treasury Notes (10 Year)	June 2016	$1,950,938	5,449
14	U.S. Treasury Notes (5 Year)	June 2016	$1,692,797	(240)
(7)	U.S. Ultra Treasury Bonds	June 2016	$1,199,406	(16,571)
Total				$ (281)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$26,723	—	$5,449	—	$32,172
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(15,642)	$(16,811)	—	$(32,453)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$63,063	—	$35,322	—	$98,385
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(37,437)	$(15,642)	$(18,857)	—	$(71,936)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,270,976
Average notional value of contracts — short	$957,985

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	25

Schedule of Investments (concluded)	BlackRock LifePath® Active Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$6,711,925	$1,389,222	—	$8,101,147
Fixed Income Funds[1]	4,788,404	5,861,824	—	10,650,228
Short-Term Securities	70,662	49,534	—	120,196

Total	$11,570,991	$7,300,580	—	$18,871,571

Derivative Financial Instruments[2]
Assets:
Equity contracts	$26,723	—	—	$26,723
Interest rate contracts	5,449	—	—	5,449
Liabilities:
Foreign currency exchange contracts	(15,642)	—	—	(15,642)
Interest rate contracts	(16,811)	—	—	(16,811)

Total	$(281)	—	—	$(281)

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$87,500	—	—	$87,500
Liabilities:
Collateral on securities loaned at value	—	$(49,534)	—	(49,534)

Total	$87,500	$(49,534)	—	$37,966

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 50.3%
BlackRock Basic Value Fund, Inc., Class K	66,294	$1,531,402
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	33,575	774,919
BlackRock Commodity Strategies Fund, Institutional Class (b)	178,709	1,279,553
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	125,152	1,192,698
BlackRock Equity Dividend Fund, Class K	36,034	772,209
BlackRock Global Long/Short Equity Fund, Class K (b)	102,641	1,118,791
BlackRock International Opportunities Portfolio, Institutional Class	141,771	4,488,456
iShares International Developed Real Estate ETF	15,784	472,099
iShares U.S. Consumer Goods ETF	1,306	146,233
iShares U.S. Industrials ETF	1,388	150,820
iShares U.S. Real Estate ETF (c)	5,603	429,582
Master Large Cap Growth Portfolio	$1,671,505	1,671,505
Master Small Cap Index Series	$1,013,473	1,013,473

		15,041,740

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 46.2%
BlackRock Global Long/Short Credit Fund, Class K	143,057	$1,400,530
BlackRock Inflation Protected Bond Portfolio, Class K	205,876	2,176,109
BlackRock Strategic Income Opportunities Portfolio, Class K	147,771	1,436,334
Master Total Return Portfolio	$8,801,484	8,801,484

		13,814,457

Short-Term Securities — 4.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	928,624	928,624
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$436,748	436,748

		1,365,372
Total Affiliated Investment Companies (Cost — $30,772,916) — 101.1%		30,221,569
Liabilities in Excess of Other Assets — (1.1)%		(314,917)

Net Assets — 100.0%		$29,906,652

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	27

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	68,371	17,986		20,063		66,294	$1,531,402	$30,817		$91,253
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	35,183	7,173		8,781		33,575	774,919	—		69,998
BlackRock Commodity Strategies Fund, Institutional Class	171,787	26,732		19,810		178,709	1,279,553	—		(73,388)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	124,843	1,437		1,128		125,152	1,192,698	—		12,621
BlackRock Equity Dividend Fund, Class K	—	43,529		7,495		36,034	772,209	4,117		(728)
BlackRock Equity Dividend Fund, Institutional Class	35,717	9,920		45,637		—	—	5,022		47,262
BlackRock Global Long/Short Credit Fund, Class K	—	143,057		—		143,057	1,400,530	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	6,918		143,204		—	—	68,075		(137,123)
BlackRock Global Long/Short Equity Fund, Class K	—	102,641		—		102,641	1,118,791	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	108,385	1,870		110,255		—	—	—		(55,190)
BlackRock Inflation Protected Bond Portfolio, Class K	212,324	4,412		10,860		205,876	2,176,109	41,446		(17,702)
BlackRock International Opportunities Portfolio, Institutional Class	157,604	11,857		27,690		141,771	4,488,456	9,575		(121,596)
BlackRock Liquidity Funds, TempFund, Institutional Class	2,571,868	—		1,643,244	[1]	928,624	928,624	2,141		53
BlackRock Liquidity Series, LLC, Money Market Series	$1,535,809	—		$1,099,061	[1]	$436,748	436,748	1,743	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	147,771		—		147,771	1,436,334	3,315		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	144,783	2,555		147,338		—	—	14,370		(44,908)
iShares International Developed Real Estate ETF	22,082	1,525		7,823		15,784	472,099	5,822		(25,519)
iShares Russell 2000 ETF	9,557	—		9,557		—	—	—		143,196
iShares U.S. Consumer Goods ETF	5,196	—		3,890		1,306	146,233	1,655		7,700
iShares U.S. Energy ETF	5,130	—		5,130		—	—	—		(34,109)
iShares U.S. Financials ETF	5,550	—		5,550		—	—	—		165,898
iShares U.S. Healthcare ETF	1,543	—		1,543		—	—	—		6,531
iShares U.S. Industrials ETF	1,388	—		—		1,388	150,820	1,183		—
iShares U.S. Real Estate ETF	6,118	224		739		5,603	429,582	9,301		(2,796)
iShares U.S. Technology ETF	2,169	—		2,169		—	—	—		6,865
Master Large Cap Growth Portfolio	$2,004,276	—		$332,771	[1,3]	$1,671,505	1,671,505	13,945		47,018
Master Small Cap Index Series	—	$1,013,473	[3,4]	—		$1,013,473	1,013,473	7,379		(15,998)
Master Total Return Portfolio	$8,878,573	—		$77,089	[1,3]	$8,801,484	8,801,484	148,574		(48,245)
Total							$30,221,569	$368,480		$ 21,093

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(9)	Euro Currency Futures	June 2016	$1,289,813	$(28,157)
30	S&P 500 E-Mini Index	June 2016	$3,088,650	69,279
3	U.S. Treasury Notes (10 Year)	June 2016	$390,188	2,203
29	U.S. Treasury Notes (5 Year)	June 2016	$3,506,508	(497)
(10)	U.S. Ultra Treasury Bonds	June 2016	$1,713,438	(23,672)
Total				$ 19,156

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$69,279	—	$ 2,203	—	$ 71,482
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(28,157)	$(24,169)	—	$(52,326)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 142,201	—	$ 957	—	$ 143,158
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(104,492)	$(28,157)	$(29,629)	—	$(162,278)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,840,114
Average notional value of contracts — short	$2,084,727

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	29

Schedule of Investments (concluded)	BlackRock LifePath® Active 2020 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$12,356,762	$2,684,978	—	$15,041,740
Fixed Income Funds[1]	5,012,973	8,801,484	—	13,814,457
Short-Term Securities	928,624	436,748	—	1,365,372

Total	$18,298,359	$11,923,210	—	$30,221,569

Derivative Financial Instruments[2]
Assets:
Equity contracts	$69,279	—	—	$69,279
Interest rate contracts	2,203	—	—	2,203
Liabilities:
Foreign currency exchange contracts	(28,157)	—	—	(28,157)
Interest rate contracts	(24,169)	—	—	(24,169)

Total	$19,156	—	—	$19,156

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$194,700	—	—	$194,700
Liabilities:
Collateral on securities loaned at value	—	$(436,748)	—	(436,748)

Total	$194,700	$(436,748)	—	$(242,048)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.9%
BlackRock Basic Value Fund, Inc., Class K	91,477	$2,113,123
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,167	1,042,462
BlackRock Commodity Strategies Fund, Institutional Class (b)	163,916	1,173,642
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	109,506	1,043,592
BlackRock Equity Dividend Fund, Class K	50,309	1,078,127
BlackRock Global Long/Short Equity Fund, Class K (b)	89,820	979,041
BlackRock International Opportunities Portfolio, Institutional Class	157,229	4,977,881
iShares International Developed Real Estate ETF	26,813	801,977
iShares U.S. Consumer Goods ETF	1,369	153,287
iShares U.S. Industrials ETF	1,286	139,737
iShares U.S. Real Estate ETF (c)	9,425	722,615
Master Large Cap Growth Portfolio	$2,130,812	2,130,812
Master Small Cap Index Series	$780,178	780,178

		17,136,474

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 32.8%
BlackRock Global Long/Short Credit Fund, Class K	110,663	$1,083,388
BlackRock Inflation Protected Bond Portfolio, Class K	137,652	1,454,980
BlackRock Strategic Income Opportunities Portfolio, Class K	114,380	1,111,772
Master Total Return Portfolio	$5,154,616	5,154,616

		8,804,756

Short-Term Securities — 5.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	737,182	737,182
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$734,737	734,737

		1,471,919
Total Affiliated Investment Companies (Cost — $28,125,701) — 102.2%		27,413,149
Liabilities in Excess of Other Assets — (2.2)%		(592,746)

Net Assets — 100.0%		$26,820,403

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	31

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	87,740	25,457		21,720		91,477	$2,113,123	$39,762		$125,963
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	45,176	10,086		10,095		45,167	1,042,462	—		83,586
BlackRock Commodity Strategies Fund, Institutional Class	137,238	38,567		11,889		163,916	1,173,642	—		(44,224)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	119,139	1,257		10,890		109,506	1,043,592	—		2,131
BlackRock Equity Dividend Fund, Class K	—	55,437		5,128		50,309	1,078,127	5,748		(603)
BlackRock Equity Dividend Fund, Institutional Class	47,278	14,228		61,506		—	—	6,441		78,171
BlackRock Global Long/Short Credit Fund, Class K	—	110,663		—		110,663	1,083,388	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	5,352		110,777		—	—	52,660		(104,712)
BlackRock Global Long/Short Equity Fund, Class K	—	89,820		—		89,820	979,041	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	103,640	1,637		105,277		—	—	—		(63,650)
BlackRock Inflation Protected Bond Portfolio, Class K	135,775	6,292		4,415		137,652	1,454,980	26,504		(7,197)
BlackRock International Opportunities Portfolio, Institutional Class	166,170	16,656		25,597		157,229	4,977,881	10,227		(104,411)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,066,504	—		329,322	[1]	737,182	737,182	1,412		34
BlackRock Liquidity Series, LLC, Money Market Series	$ 975,308	—		$240,571	[1]	$734,737	734,737	1,561	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	114,380		—		114,380	1,111,772	2,565		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	112,067	1,978		114,045		—	—	11,017		(32,942)
iShares International Developed Real Estate ETF	31,089	2,831		7,107		26,813	801,977	9,866		(32,138)
iShares Russell 2000 ETF	7,001	—		7,001		—	—	—		88,493
iShares U.S. Consumer Goods ETF	5,898	—		4,529		1,369	153,287	1,735		8,965
iShares U.S. Energy ETF	3,871	—		3,871		—	—	—		(25,738)
iShares U.S. Financials ETF	2,924	—		2,924		—	—	—		87,403
iShares U.S. Healthcare ETF	293	—		293		—	—	—		1,240
iShares U.S. Industrials ETF	1,286	—		—		1,286	139,737	1,097		—
iShares U.S. Real Estate ETF	12,270	295		3,140		9,425	722,615	15,879		(13,292)
iShares U.S. Technology ETF	1,636	—		1,636		—	—	—		5,178
Master Large Cap Growth Portfolio	$2,470,674	—		$339,862	[1,3]	$2,130,812	2,130,812	16,923		56,486
Master Small Cap Index Series	—	$780,178	[3,4]	—		$780,178	780,178	5,628		(12,354)
Master Total Return Portfolio	$5,301,351	—		$146,735	[1,3]	$5,154,616	5,154,616	88,458		(28,987)
Total							$27,413,149	$297,483		$67,402

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Derivative Financial Instruments Outstanding as of Period Ended

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(8)	Euro Currency Futures	June 2016	$1,146,500	$(25,028)
21	S&P 500 E-Mini Index	June 2016	$2,162,055	47,382
3	U.S. Treasury Notes (10 Year)	June 2016	$390,188	2,203
28	U.S. Treasury Notes (5 Year)	June 2016	$3,385,594	(479)
(9)	U.S. Ultra Treasury Bonds	June 2016	$1,542,094	(21,305)
Total				$ 2,773

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$47,382	—	$ 2,203	—	$49,585
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(25,028)	$(21,784)	—	$(46,812)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$102,684	—	$ 2,365	—	$105,049
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$ (71,835)	$(25,028)	$(24,935)	—	$(121,798)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,788,987
Average notional value of contracts — short	$1,992,188

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	33

Schedule of Investments (concluded)	BlackRock LifePath® Active 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$14,225,484	$2,910,990	—	$17,136,474
Fixed Income Funds[1]	3,650,140	5,154,616	—	8,804,756
Short-Term Securities	737,182	734,737	—	1,471,919

Total	$18,612,806	$8,800,343	—	$27,413,149

Derivative Financial Instruments[2]
Assets:
Equity contracts	$47,382	—	—	$47,382
Interest rate contracts	2,203	—	—	2,203
Liabilities:
Foreign currency exchange contracts	(25,028)	—	—	(25,028)
Interest rate contracts	(21,784)	—	—	(21,784)

Total	$2,773	—	—	$2,773

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$146,250	—	—	$146,250
Liabilities:
Collateral on securities loaned at value	—	$(734,737)	—	(734,737)

Total	$146,250	$(734,737)	—	$(588,487)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 72.0%
BlackRock Basic Value Fund, Inc., Class K	103,421	$2,389,027
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	49,758	1,148,425
BlackRock Commodity Strategies Fund, Institutional Class (b)	159,740	1,143,735
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	102,806	979,744
BlackRock Equity Dividend Fund, Class K	56,320	1,206,935
BlackRock Global Long/Short Equity Fund, Class K (b)	84,322	919,107
BlackRock International Opportunities Portfolio, Institutional Class	180,781	5,723,527
iShares International Developed Real Estate ETF	36,654	1,096,321
iShares U.S. Real Estate ETF (c)	12,967	994,180
Master Large Cap Growth Portfolio	$2,568,796	2,568,796
Master Small Cap Index Series	$635,925	635,925

		18,805,722

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 23.7%
BlackRock Global Long/Short Credit Fund, Class K	89,207	$873,334
BlackRock Inflation Protected Bond Portfolio, Class K	91,148	963,440
BlackRock Strategic Income Opportunities Portfolio, Class K	92,253	896,702
Master Total Return Portfolio	$3,441,465	3,441,465

		6,174,941

Short-Term Securities — 7.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	978,372	978,372
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$1,010,914	1,010,914

		1,989,286
Total Affiliated Investment Companies (Cost — $27,647,669) — 103.3%		26,969,949
Liabilities in Excess of Other Assets — (3.3)%		(865,145)

Net Assets — 100.0%		$26,104,804

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	35

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	103,604	26,189		26,372		103,421	$2,389,027	$44,147		$151,423
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	51,620	10,188		12,050		49,758	1,148,425	—		95,715
BlackRock Commodity Strategies Fund, Institutional Class	142,408	30,377		13,045		159,740	1,143,735	—		(48,366)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	108,297	1,180		6,671		102,806	979,744	—		5,198
BlackRock Equity Dividend Fund, Class K	—	63,320		7,000		56,320	1,206,935	6,434		(287)
BlackRock Equity Dividend Fund, Institutional Class	54,683	14,624		69,307		—	—	7,167		32,946
BlackRock Global Long/Short Credit Fund, Class K	—	89,207		—		89,207	873,334	—		169,280
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	4,314		89,299		—	—	42,450		(84,409)
BlackRock Global Long/Short Equity Fund, Class K	—	84,322		—		84,322	919,107	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	94,206	1,536		95,742		—	—	—		(45,134)
BlackRock Inflation Protected Bond Portfolio, Class K	87,221	3,927		—		91,148	963,440	17,026		—
BlackRock International Opportunities Portfolio, Institutional Class	189,060	16,571		24,850		180,781	5,723,527	11,675		(102,864)
BlackRock Liquidity Funds, TempFund, Institutional Class	372,472	605,900	[1]	—		978,372	978,372	1,836		14
BlackRock Liquidity Series, LLC, Money Market Series	$1,065,017	—		$54,103	[2]	$1,010,914	1,010,914	1,179	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	92,253		—		92,253	896,702	2,069		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	90,388	1,596		91,984		—	—	4,217		(26,572)
iShares International Developed Real Estate ETF	45,455	1,383		10,184		36,654	1,096,321	13,976		(33,096)
iShares Russell 2000 ETF	6,309	—		6,309		—	—	—		65,397
iShares U.S. Consumer Goods ETF	2,890	—		2,890		—	—	—		5,721
iShares U.S. Energy ETF	2,680	—		2,680		—	—	—		(17,819)
iShares U.S. Financials ETF	2,700	—		2,700		—	—	—		80,707
iShares U.S. Healthcare ETF	90	—		90		—	—	—		381
iShares U.S. Industrials ETF	1,174	—		1,174		—	—	—		8,604
iShares U.S. Real Estate ETF	14,595	292		1,920		12,967	994,180	22,719		(6,495)
iShares U.S. Technology ETF	906	—		906		—	—	—		2,868
Master Large Cap Growth Portfolio	$3,011,952	—		$443,156	[2,4]	$2,568,796	2,568,796	19,903		67,106
Master Small Cap Index Series	—	$635,925	[1,4]	—		$635,925	635,925	4,626		(10,004)
Master Total Return Portfolio	$3,356,985	$ 84,480	[1,4]	—		$3,441,465	3,441,465	56,409		(18,065)
Total							$26,969,949	$255,833		$292,249

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(8)	Euro Currency Futures	June 2016	$1,146,500	$ (25,028)
26	S&P 500 E-Mini Index	June 2016	$2,676,830	59,547
(3)	U.S. Treasury Notes (10 Year)	June 2016	$ 390,188	1,402
30	U.S. Treasury Notes (5 Year)	June 2016	$3,627,422	(514)
(9)	U.S. Ultra Treasury Bonds	June 2016	$1,542,094	(21,305)
Total				$ 14,102

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$59,547	—	$ 1,402	—	$60,949
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(25,028)	$(21,819)	—	$(46,847)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$119,642	—	$(18,753)	—	$ 100,889
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$ (87,394)	$(25,028)	$(23,532)	—	$(135,954)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,317,746
Average notional value of contracts — short	$2,640,805

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	37

Schedule of Investments (concluded)	BlackRock LifePath® Active 2030 Fund

Fair Value Hierarchy as of period end

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$15,601,001	$3,204,721	—	$18,805,722
Fixed Income Funds[1]	2,733,476	3,441,465	—	6,174,941
Short-Term Securities	978,372	1,010,914	—	1,989,286

Total	$19,312,849	$7,657,100	—	$26,969,949

Derivative Financial Instruments[2]
Assets:
Equity contracts	$59,547	—	—	$59,547
Interest rate contracts	1,402	—	—	1,402
Liabilities:
Foreign currency exchange contracts	(25,028)	—	—	(25,028)
Interest rate contracts	(21,819)	—	—	(21,819)

Total	$14,102	—	—	$14,102

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$174,350	—	—	$174,350
Liabilities:
Collateral on securities loaned at value	—	$(1,010,914)	—	(1,010,914)

Total	$174,350	$(1,010,914)	—	$(836,564)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.1%
BlackRock Basic Value Fund, Inc., Class K	104,069	$2,403,996
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	44,777	1,033,463
BlackRock Commodity Strategies Fund, Institutional Class (b)	122,347	876,001
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	75,564	720,124
BlackRock Equity Dividend Fund, Class K	50,191	1,075,587
BlackRock Global Long/Short Equity Fund, Class K (b)	61,991	675,703
BlackRock International Opportunities Portfolio, Institutional Class	157,956	5,000,897
iShares International Developed Real Estate ETF	35,548	1,063,241
iShares U.S. Consumer Goods ETF	778	87,113
iShares U.S. Industrials ETF	609	66,174
iShares U.S. Real Estate ETF (c)	12,567	963,512
Master Large Cap Growth Portfolio	$2,428,934	2,428,934
Master Small Cap Index Series	$396,930	396,930

		16,791,675

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 12.0%
BlackRock Global Long/Short Credit Fund, Class K	48,075	$470,656
BlackRock Inflation Protected Bond Portfolio, Class K	40,303	426,006
BlackRock Strategic Income Opportunities Portfolio, Class K	49,717	483,253
Master Total Return Portfolio	$1,017,044	1,017,044

		2,396,959

Short-Term Securities — 8.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	685,276	685,276
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$979,729	979,729

		1,665,005
Total Affiliated Investment Companies (Cost — $21,720,263) — 104.5%		20,853,639
Liabilities in Excess of Other Assets — (4.5)%		(890,968)

Net Assets — 100.0%		$19,962,671

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	39

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,881	24,666		10,478		104,069	$2,403,996	$40,861		$299,288
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,423	9,090		4,736		44,777	1,033,463	—		(14,561)
BlackRock Commodity Strategies Fund, Institutional Class	97,106	33,570		8,329		122,347	876,001	—		(30,987)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	92,273	868		17,577		75,564	720,124	—		(7,585)
BlackRock Equity Dividend Fund, Class K	—	52,842		2,651		50,191	1,075,587	5,734		80
BlackRock Equity Dividend Fund, Institutional Class	42,418	12,826		55,244		—	—	5,908		138,222
BlackRock Global Long/Short Credit Fund, Class K	—	48,705		—		48,705	470,656	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	2,325		48,125		—	—	22,877		—
BlackRock Global Long/Short Equity Fund, Class K	—	61,991		—		61,991	675,703	—		(50,890)
BlackRock Global Long/Short Equity Fund, Institutional Class	80,057	1,130		81,187		—	—	—		(32,467)
BlackRock Inflation Protected Bond Portfolio, Class K	33,267	7,036		—		40,303	426,006	6,494		—
BlackRock International Opportunities Portfolio, Institutional Class	160,171	16,114		18,329		157,956	5,000,897	9,738		(69,014)
BlackRock Liquidity Funds, TempFund, Institutional Class	64,437	620,839	[1]	—		685,276	685,276	1,068		14
BlackRock Liquidity Series, LLC, Money Market Series	$ 905,883	$ 73,846	[1]	—		$979,729	979,729	880	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	49,717		—		49,717	483,253	1,116		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	48,712	860		49,572		—	—	3,283		(14,320)
iShares International Developed Real Estate ETF	38,054	1,770		4,276		35,548	1,063,241	13,389		(18,846)
iShares Russell 2000 ETF	3,694	—		3,694		—	—	—		48,731
iShares U.S. Consumer Goods ETF	4,227	—		3,449		778	87,113	986		6,827
iShares U.S. Energy ETF	3,945	—		3,945		—	—	—		(26,230)
iShares U.S. Financials ETF	2,309	—		2,309		—	—	—		69,020
iShares U.S. Healthcare ETF	74	—		74		—	—	—		313
iShares U.S. Industrials ETF	1,341	—		732		609	66,174	520		5,365
iShares U.S. Real Estate ETF	13,960	393		1,786		12,567	963,512	23,275		(7,961)
iShares U.S. Technology ETF	887	—		887		—	—	—		2,807
Master Large Cap Growth Portfolio	$2,592,327	—		$163,393	[3,4]	$2,428,934	2,428,934	18,278		61,615
Master Small Cap Index Series	—	$396,930	[1,4]	—		$396,930	396,930	2,880		(5,916)
Master Total Return Portfolio	$ 992,089	$ 24,955	[1,4]	—		$1,017,044	1,017,044	16,673		(6,020)
Total							$20,853,639	$173,960		$347,485

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest sold.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(6)	Euro Currency Futures	June 2016	$859,875	$(18,771)
15	S&P 500 E-Mini Index	June 2016	$1,544,325	34,022
(1)	U.S. Treasury Notes (10 Year)	June 2016	$130,063	467
20	U.S. Treasury Notes (5 Year)	June 2016	$2,418,281	(343)
(7)	U.S. Ultra Treasury Bonds	June 2016	$1,199,406	(16,571)
Total				$ (1,196)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$34,022	—	$ 467	—	$34,489
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(18,771)	$(16,914)	—	$(35,685)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 78,053	—	$(16,199)	—	$61,854
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(53,108)	$(18,771)	$(18,075)	—	$(89,954)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,995,510
Average notional value of contracts — short	$1,936,930

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	41

Schedule of Investments (concluded)	BlackRock LifePath® Active 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,965,811	$2,825,864	—	$16,791,675
Fixed Income Funds[1]	1,379,915	1,017,044	—	2,396,959
Short-Term Securities	685,276	979,729	—	1,665,005

Total	$16,031,002	$4,822,637	—	$20,853,639

Derivative Financial Instruments[2]
Assets:
Equity contracts	$34,022	—	—	$34,022
Interest rate contracts	467	—	—	467
Liabilities:
Foreign currency exchange contracts	(18,771)	—	—	(18,771)
Interest rate contracts	(16,914)	—	—	(16,914)

Total	$(1,196)	—	—	$(1,196)

[1]     See above Schedule of Investments for values in each industry.

[2]     Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$111,520	—	—	$111,520
Liabilities:
Collateral on securities loaned at value	—	$(979,729)	—	(979,729)

Total	$111,520	$(979,729)	—	$(868,209)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 93.2%
BlackRock Basic Value Fund, Inc., Class K	95,105	$2,196,933
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	54,630	1,260,860
BlackRock Commodity Strategies Fund, Institutional Class (b)	112,520	805,645
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	68,048	648,493
BlackRock Equity Dividend Fund, Class K	60,568	1,297,976
BlackRock Global Long/Short Equity Fund, Class K (b)	55,810	608,331
BlackRock International Opportunities Portfolio, Institutional Class	156,234	4,946,354
iShares International Developed Real Estate ETF	38,383	1,148,036
iShares U.S. Real Estate ETF (c)	13,559	1,039,568
Master Large Cap Growth Portfolio	$2,140,766	2,140,766
Master Small Cap Index Series	$312,024	312,024

		16,404,986

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 5.4%
BlackRock Global Long/Short Credit Fund, Class K	39,428	$386,001
BlackRock Inflation Protected Bond Portfolio, Class K	14,906	157,558
BlackRock Strategic Income Opportunities Portfolio, Class K	40,851	397,076

		940,635

Short-Term Securities — 6.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	157,736	157,736
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$1,057,061	1,057,061

		1,214,797
Total Affiliated Investment Companies (Cost — $19,318,474) — 105.5%		18,560,418
Liabilities in Excess of Other Assets — (5.5)%		(966,436)

Net Assets — 100.0%		$17,593,982

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	43

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,678	21,749		16,322		95,105	$2,196,933	$37,832		$187,102
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,989	8,594		9,953		54,630	1,260,860	—		113,264
BlackRock Commodity Strategies Fund, Institutional Class	106,980	18,668		13,128		112,520	805,645	—		(48,835)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	70,625	781		3,358		68,048	648,493	—		4,392
BlackRock Equity Dividend Fund, Class K	—	65,323		4,755		60,568	1,297,976	6,920		(416)
BlackRock Equity Dividend Fund, Institutional Class	58,385	12,814		71,199		—	—	7,666		151,591
BlackRock Global Long/Short Credit Fund, Class K	—	39,428		—		39,428	386,001	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	1,907		39,469		—	—	18,762		(37,308)
BlackRock Global Long/Short Equity Fund, Class K	—	55,810		—		55,810	608,331	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	62,310	1,017		63,327		—	—	—		(28,030)
BlackRock Inflation Protected Bond Portfolio, Class K	—	14,906		—		14,906	157,558	—		—
BlackRock International Opportunities Portfolio, Institutional Class	160,251	12,104		16,121		156,234	4,946,354	9,942		(64,708)
BlackRock Liquidity Funds, TempFund, Institutional Class	54,265	103,471	[1]	—		157,736	157,736	621		10
BlackRock Liquidity Series, LLC, Money Market Series	$ 604,815	$ 452,246	[1]	—		$1,057,061	1,057,061	881	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	40,851		—		40,851	397,076	916		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	40,025	707		40,732		—	—	3,442		(11,770)
iShares International Developed Real Estate ETF	44,500	1,519		7,636		38,383	1,148,036	14,632		(25,718)
iShares Russell 2000 ETF	3,682	—		3,682		—	—	—		61,645
iShares U.S. Consumer Goods ETF	1,606	—		1,606		—	—	—		3,179
iShares U.S. Energy ETF	2,652	—		2,652		—	—	—		(17,633)
iShares U.S. Industrials ETF	815	—		815		—	—	—		5,973
iShares U.S. Real Estate ETF	16,121	71		2,633		13,559	1,039,568	25,466		(9,421)
iShares U.S. Technology ETF	462	—		462		—	—	—		1,462
Master Large Cap Growth Portfolio	$2,398,085	—		$257,319	[3,4]	$2,140,766	2,140,766	15,709		52,460
Master Small Cap Index Series	—	$312,024	[1,3]	—		$ 312,024	312,024	2,287		(4,949)
Total							$18,560,418	$145,076		$332,290

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(5)	Euro Currency Futures	June 2016	$716,563	$(15,643)
15	S&P 500 E-Mini Index	June 2016	$1,544,325	34,022
(5)	U.S. Treasury Notes (10 Year)	June 2016	$650,313	2,336
19	U.S. Treasury Notes (5 Year)	June 2016	$2,297,367	(325)
(6)	U.S. Ultra Treasury Bonds	June 2016	$1,028,063	(14,204)
Total				$ 6,186

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$34,022	—	$ 2,336	—	$36,358
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(15,643)	$(14,529)	—	$(30,172)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 68,698	—	$(28,339)	—	$40,359
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(50,163)	$(15,643)	$(13,385)	—	$(79,191)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,858,334
Average notional value of contracts — short	$2,169,306

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	45

Schedule of Investments (concluded)	BlackRock LifePath® Active 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,952,196	$2,452,790	—	$16,404,986
Fixed Income Funds[1]	940,635	—	—	940,635
Short-Term Securities	157,736	1,057,061	—	1,214,797

Total	$15,050,567	$3,509,851	—	$18,560,418

Derivative Financial Instruments[2]
Assets:
Equity contracts	$34,022	—	—	$34,022
Interest rate contracts	2,336	—	—	2,336
Liabilities:
Foreign currency exchange contracts	(15,643)	—	—	(15,643)
Interest rate contracts	(14,529)	—	—	(14,529)

Total	$6,186	—	—	$6,186

[1]     See above Schedule of Investments for values in each industry.

[2]     Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$109,310	—	—	$109,310
Liabilities:
Collateral on securities loaned at value	—	$(1,057,061)	—	(1,057,061)

Total	$109,310	$(1,057,061)	—	$(947,751)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.4%
BlackRock Basic Value Fund, Inc., Class K	65,289	$1,508,170
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	38,961	899,219
BlackRock Commodity Strategies Fund, Institutional Class (b)	85,869	614,822
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	49,167	468,560
BlackRock Equity Dividend Fund, Class K	43,405	930,163
BlackRock Global Long/Short Equity Fund, Class K (b)	40,333	439,631
BlackRock International Opportunities Portfolio, Institutional Class	121,060	3,832,753
iShares International Developed Real Estate ETF	31,452	940,729
iShares U.S. Consumer Goods ETF	544	60,912
iShares U.S. Industrials ETF	693	75,301
iShares U.S. Real Estate ETF (c)	11,101	851,114
Master Large Cap Growth Portfolio	$1,529,755	1,529,755
Master Small Cap Index Series	$228,154	228,154

		12,379,283

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 0.2%
BlackRock Inflation Protected Bond Portfolio, Class K	2,849	$30,111

Short-Term Securities — 9.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	358,733	358,733
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$865,384	865,384

		1,224,117
Total Affiliated Investment Companies (Cost — $14,212,099) — 106.1%		13,633,511
Liabilities in Excess of Other Assets — (6.1)%		(788,491)

Net Assets — 100.0%		$12,845,020

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	47

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	61,938	15,159		11,808		65,289	$1,508,170	$26,852		$117,139
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,755	6,254		5,048		38,961	899,219	—		73,016
BlackRock Commodity Strategies Fund, Institutional Class	69,020	24,498		7,649		85,869	614,822	—		(28,455)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,760	565		9,158		49,167	468,560	—		(2,885)
BlackRock Equity Dividend Fund, Class K	—	46,032		2,627		43,405	930,163	4,959		(84)
BlackRock Equity Dividend Fund, Institutional Class	39,585	9,331		48,916		—	—	5,320		99,390
BlackRock Global Long/Short Equity Fund, Class K	—	40,333		—		40,333	439,631	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	50,177	735		50,912		—	—	—		(26,570)
BlackRock Inflation Protected Bond Portfolio, Class K	—	2,849		—		2,849	30,111	—		—
BlackRock International Opportunities Portfolio, Institutional Class	116,436	12,835		8,211		121,060	3,832,753	7,614		(39,202)
BlackRock Liquidity Funds, TempFund, Institutional Class	382,399	—		23,666	[1]	358,733	358,733	719		13
BlackRock Liquidity Series, LLC, Money Market Series	$ 583,150	$282,234	[2]	—		$865,384	865,384	675	[3]	—
iShares International Developed Real Estate ETF	33,651	1,063		3,262		31,452	940,729	11,918		(11,414)
iShares Russell 2000 ETF	2,475	—		2,475		—	—	—		30,742
iShares U.S. Consumer Goods ETF	2,619	—		2,075		544	60,912	690		4,107
iShares U.S. Industrials ETF	1,379	—		686		693	75,301	591		5,028
iShares U.S. Real Estate ETF	13,345	263		2,507		11,101	851,114	20,720		(11,818)
iShares U.S. Technology ETF	737	—		737		—	—	—		2,333
Master Large Cap Growth Portfolio	$1,716,764	—		$187,009	[1,4]	$1,529,755	1,529,755	11,643		39,198
Master Small Cap Index Series	—	$228,154	[2,4]	—		$228,154	228,154	1,649		(3,608)
Total							$13,633,511	$93,350		$246,930

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	Euro Currency Futures	June 2016	$573,250	$(12,514)
12	S&P 500 E-Mini Index	June 2016	$1,235,460	27,958
(5)	U.S. Treasury Notes (10 Year)	June 2016	$650,313	2,336
10	U.S. Treasury Notes (5 Year)	June 2016	$1,209,141	(171)
(4)	U.S. Ultra Treasury Bonds	June 2016	$685,375	(9,469)
Total				$ 8,140

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$27,958	—	$ 2,336	—	$30,294
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(12,514)	$(9,640)	—	$(22,154)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 57,497	—	$(33,967)	—	$23,530
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(44,323)	$(12,514)	$ (7,342)	—	$(64,179)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,471,114
Average notional value of contracts — short	$1,796,727

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	49

Schedule of Investments (concluded)	BlackRock LifePath® Active 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$10,621,374	$1,757,909	—	$12,379,283
Fixed Income Funds[1]	30,111	—	—	30,111
Short-Term Securities	358,733	865,384	—	1,224,117

Total	$11,010,218	$2,623,293	—	$13,633,511

Derivative Financial Instruments[2]
Assets:
Equity contracts	$27,958	—	—	$27,958
Interest rate contracts	2,336	—	—	2,336
Liabilities:
Foreign currency exchange contracts	(12,514)	—	—	(12,514)
Interest rate contracts	(9,640)	—	—	(9,640)

Total	$8,140	—	—	$8,140

[1]     See above Schedule of Investments for values in each industry.

[2]     Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$87,050	—	—	$87,050
Liabilities:
Collateral on securities loaned at value	—	$(865,384)	—	(865,384)

Total	$87,050	$(865,384)	—	$(778,334)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 96.3%
BlackRock Basic Value Fund, Inc., Class K	69,444	$1,604,167
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	43,759	1,009,953
BlackRock Commodity Strategies Fund, Institutional Class (b)	87,081	623,499
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	47,469	452,383
BlackRock Equity Dividend Fund, Class K	48,581	1,041,093
BlackRock Global Long/Short Equity Fund, Class K (b)	38,942	424,464
BlackRock International Opportunities Portfolio, Institutional Class	125,947	3,987,490
iShares International Developed Real Estate ETF	32,538	973,212
iShares U.S. Consumer Goods ETF	377	42,213
iShares U.S. Industrials ETF	656	71,281

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Real Estate ETF (c)	11,506	$882,165
Master Large Cap Growth Portfolio	$1,535,451	1,535,451
Master Small Cap Index Series	$230,538	230,538

		12,877,909

Short-Term Securities — 9.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	411,610	411,610
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$896,963	896,963

		1,308,573
Total Affiliated Investment Companies (Cost — $14,826,333) — 106.1%		14,186,482
Liabilities in Excess of Other Assets — (6.1)%		(812,956)

Net Assets — 100.0%		$13,373,526

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	51

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	57,715	17,244		5,515	69,444	$1,604,167	$25,985		$135,433
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	39,228	7,440		2,909	43,759	1,009,953	—		81,480
BlackRock Commodity Strategies Fund, Institutional Class	63,631	29,597		6,147	87,081	623,499	—		(22,870)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,427	545		10,503	47,469	452,383	—		(4,281)
BlackRock Equity Dividend Fund, Class K	—	50,369		1,788	48,581	1,041,093	5,550		133,485
BlackRock Equity Dividend Fund, Institutional Class	40,843	10,666		51,509	—	—	5,649		(43,822)
BlackRock Global Long/Short Equity Fund, Class K	—	38,942		—	38,942	424,464	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	49,968	710		50,678	—	—	—		(28,423)
BlackRock International Opportunities Portfolio, Institutional Class	117,121	15,649		6,823	125,947	3,987,490	7,524		(31,635)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,902	105,708	[1]	—	411,610	411,610	583		7
BlackRock Liquidity Series, LLC, Money Market Series	$ 499,815	$397,148	[1]	—	$896,963	896,963	654	[2]	—
iShares International Developed Real Estate ETF	33,742	1,132		2,336	32,538	973,212	12,021		(8,681)
iShares Russell 2000 ETF	2,410	—		2,410	—	—	—		22,221
iShares U.S. Consumer Goods ETF	1,940	—		1,563	377	42,213	478		3,094
iShares U.S. Energy ETF	866	—		866	—	—	—		(5,758)
iShares U.S. Financials ETF	796	—		796	—	—	—		23,794
iShares U.S. Industrials ETF	972	—		316	656	71,281	559		2,316
iShares U.S. Real Estate ETF	13,278	612		2,384	11,506	882,165	19,553		(10,391)
iShares U.S. Technology ETF	981	—		981	—	—	—		3,105
Master Large Cap Growth Portfolio	$1,517,033	$ 18,418	[1,3]	—	$1,535,451	1,535,451	10,715		35,918
Master Small Cap Index Series	—	$230,538	[1,3]	—	$230,538	230,538	1,626		(3,626)
Total						$14,186,482	$90,897		$281,366

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	Euro Currency Futures	June 2016	$573,250	$(12,514)
12	S&P 500 E-Mini Index	June 2016	$1,235,460	27,958
(5)	U.S. Treasury Notes (10 Year)	June 2016	$650,313	2,336
9	U.S. Treasury Notes (5 Year)	June 2016	$1,088,227	(154)
(5)	U.S. Ultra Treasury Bonds	June 2016	$856,719	(11,836)
Total				$5,790

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$27,958	—	$ 2,336	—	$ 30,294
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(12,514)	$(11,990)	—	$(24,504)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 63,421	—	$(35,800)	—	$27,621
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(42,880)	$(12,514)	$ (9,602)	—	$(64,996)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,350,321
Average notional value of contracts — short	$1,882,399

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	53

Schedule of Investments (concluded)	BlackRock LifePath® Active 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$11,111,920	$1,765,989	—	$12,877,909
Short-Term Securities	411,610	896,963	—	1,308,573

Total	$11,523,530	$2,662,952	—	$14,186,482

Derivative Financial Instruments[2]
Assets:
Equity contracts	$27,958	—	—	$27,958
Interest rate contracts	2,336	—	—	2,336
Liabilities:
Foreign currency exchange contracts	(12,514)	—	—	(12,514)
Interest rate contracts	(11,990)	—	—	(11,990)

Total	$5,790	—	—	$5,790

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$92,150	—	—	$92,150
Liabilities:
Collateral on securities loaned at value	—	$(896,963)	—	(896,963)

Total	$92,150	$(896,963)	—	$(804,813)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock LifePath® Active 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 95.5%
BlackRock Basic Value Fund, Inc., Class K	15,141	$349,753
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	9,486	218,933
BlackRock Commodity Strategies Fund, Institutional Class (b)	20,515	146,884
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	11,271	107,408
BlackRock Equity Dividend Fund, Class K	10,619	227,576
BlackRock Global Long/Short Equity Fund, Class K (b)	9,243	100,749
BlackRock International Opportunities Portfolio, Institutional Class	29,851	945,069
iShares International Developed Real Estate ETF	7,664	229,230
iShares U.S. Consumer Goods ETF	396	44,340
iShares U.S. Financials ETF	317	27,544
iShares U.S. Industrials ETF	335	36,401
iShares U.S. Real Estate ETF (c)	2,710	207,776

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Technology ETF	143	$14,626
Master Large Cap Growth Portfolio	$324,375	324,375
Master Small Cap Index Series	$54,297	54,297

		3,034,961

Short-Term Securities — 7.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	81,673	81,673
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)	$162,540	162,540

		244,213
Total Affiliated Investment Companies (Cost — $3,421,804) — 103.2%		3,279,174
Liabilities in Excess of Other Assets — (3.2)%		(100,506)

Net Assets — 100.0%		$3,178,668

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	55

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	11,738	5,340		1,937		15,141	$ 349,753	$ 5,636		$21,927
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7,915	2,450		879		9,486	218,933	—		17,497
BlackRock Commodity Strategies Fund, Institutional Class	12,431	9,123		1,039		20,515	146,884	—		(3,667)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,194	130		53		11,271	107,408	—		1,180
BlackRock Equity Dividend Fund, Class K	—	10,749		130		10,619	227,576	1,213		4
BlackRock Equity Dividend Fund, Institutional Class	8,319	3,057		11,376		—	—	1,170		10,614
BlackRock Global Long/Short Equity Fund, Class K	—	9,243		—		9,243	100,749	—		—
BlackRock Global Long/Short Equity Fund, Institutional Class	9,751	168		9,919		—	—	—		(6,773)
BlackRock International Opportunities Portfolio, Institutional Class	22,618	7,807		574		29,851	945,069	1,750		(2,579)
BlackRock Liquidity Funds, TempFund, Institutional Class	325,999	—		244,326	[1]	81,673	81,673	182		4
BlackRock Liquidity Series, LLC, Money Market Series	$111,929	$50,611	[2]	—		$162,540	162,540	141	[3]	—
iShares International Developed Real Estate ETF	6,496	1,387		219		7,664	229,230	2,803		(1,266)
iShares Russell 2000 ETF	471	—		471		—	—	—		3,455
iShares U.S. Consumer Goods ETF	508	—		112		396	44,340	502		222
iShares U.S. Financials ETF	317	—		—		317	27,544	287		—
iShares U.S. Industrials ETF	335	—		—		335	36,401	285		—
iShares U.S. Real Estate ETF	3,006	128		424		2,710	207,776	4,617		(1,739)
iShares U.S. Technology ETF	143	—		—		143	14,626	107		—
Master Large Cap Growth Portfolio	$297,925	$26,450	[2,4]	—		$324,375	324,375	2,118		6,891
Master Small Cap Index Series	—	$54,297	[2,4]	—		$ 54,297	54,297	382		(858)
Total							$3,279,174	$21,193		$44,912

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1)	Euro Currency Futures	June 2016	$143,313	$(3,129)
3	S&P 500 E-Mini Index	June 2016	$308,865	7,299
(1)	U.S. Ultra Treasury Bonds	June 2016	$171,344	(2,367)
Total				$ 1,803

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$7,299	—	—	—	$7,299
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$(3,129)	$(2,367)	—	$(5,496)

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 20,480	—	$(8,309)	—	$12,171
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(11,360)	$(3,129)	$(2,367)	—	$(16,856)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$315,573
Average notional value of contracts — short	$286,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	57

Schedule of Investments (concluded)	BlackRock LifePath® Active 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$2,656,289	$378,672	—	$3,034,961
Short-Term Securities	81,673	162,540	—	244,213

Total	$2,737,962	$541,212	—	$3,279,174

Derivative Financial Instruments[2]
Assets:
Equity contracts	$7,299	—	—	$7,299
Liabilities:
Foreign currency exchange contracts	(3,129)	—	—	(3,129)
Interest rate contracts	(2,367)	—	—	(2,367)

Total	$1,803	—	—	$1,803

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$27,800	—	—	$27,800
Liabilities:
Collateral on securities loaned at value	—	$(162,540)	—	(162,540)

Total	$27,800	$(162,540)	—	$(134,740)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	APRIL 30, 2016

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Assets
Investments at value — affiliated[1,2]	$18,871,571	$30,221,569	$27,413,149	$26,969,949	$20,853,639	$18,560,418	$13,633,511	$14,186,482	$3,279,174
Cash pledged for futures contracts	87,500	194,700	146,250	174,350	111,520	109,310	87,050	92,150	27,800
Receivables:
Securities lending income — affiliated	9	77	151	178	177	217	177	158	30
Capital shares sold	10,489	5,719	27,841	17,688	33,017	13,638	16,741	30,426	10,900
Dividends — affiliated	80	294	227	293	223	124	100	105	25
From the Manager	38,717	47,364	44,451	42,624	38,437	38,003	34,292	37,258	26,663
Variation margin on futures contracts	2,945	3,026	3,040	2,795	1,132	1,774	932	838	—
Prepaid expenses	19,062	19,316	19,179	18,971	19,024	18,919	18,907	18,911	33,766

Total assets	19,030,373	30,492,065	27,654,288	27,226,848	21,057,169	18,742,403	13,791,710	14,366,328	3,378,358

Liabilities
Collateral on securities loaned at value	49,534	436,748	734,737	1,010,914	979,729	1,057,061	865,384	896,963	162,540
Payables:
Capital shares redeemed	17,693	39,472	190	12,313	36,516	14,115	16,756	31,029	—
Officer’s and Trustees’ fees	964	3,381	3,369	3,364	943	961	922	919	897
Other accrued expenses	9,430	10,110	9,783	8,911	9,610	9,449	8,975	9,126	7,955
Other affiliates	118	—	50	22	—	—	—	—	—
Printing fees	10,066	10,574	10,395	10,436	8,586	9,037	7,228	7,188	5,236
Professional fees	29,681	24,758	23,147	23,206	20,003	20,268	17,418	16,301	17,670
Service and distribution fees	4,849	8,006	7,195	6,762	5,216	4,857	3,554	3,567	341
Transfer agent fees	11,357	11,989	12,704	10,241	9,892	10,401	9,251	9,601	804
Variation margin on futures contracts	20,636	40,375	32,315	35,875	24,003	22,272	17,202	18,108	4,247

Total liabilities	154,328	585,413	833,885	1,122,044	1,094,498	1,148,421	946,690	992,802	199,690

Net Assets	$18,876,045	$29,906,652	$26,820,403	$26,104,804	$19,962,671	$17,593,982	$12,845,020	$13,373,526	$3,178,668

Net Assets Consist of
Paid-in capital	$19,327,640	$30,500,968	$27,314,978	$26,380,833	$20,368,022	$17,980,551	$13,208,297	$13,712,254	$3,266,966
Undistributed (distributions in excess of) net investment income	(32,703)	(32,427)	22,913	(11,846)	(21,668)	(32,730)	(33,433)	(22,576)	(3,943)
Accumulated net realized gain (loss)	(91,575)	(29,698)	192,291	399,435	484,137	398,031	240,604	317,909	56,472
Net unrealized appreciation (depreciation)	(327,317)	(532,191)	(709,779)	(663,618)	(867,820)	(751,870)	(570,448)	(634,061)	(140,827)

Net Assets	$18,876,045	$29,906,652	$26,820,403	$26,104,804	$19,962,671	$17,593,982	$12,845,020	$13,373,526	$3,178,668

[1] Investments at cost — affiliated	$19,198,607	$30,772,916	$28,125,701	$27,647,669	$21,720,263	$19,318,474	$14,212,099	$14,826,333	$3,421,804
[2] Securities loaned at value	$48,225	$425,212	$715,331	$984,213	$953,851	$1,029,141	$842,527	$873,271	$158,247

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	59

Statements of Assets and Liabilities (concluded)

April 30, 2016 (Unaudited)	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Net Asset Value
Institutional
Net assets	$791,680	$240,646	$31,999	$243,856	$90,466	$101,015	$70,822	$177,065	$25,010

Shares outstanding[1]	81,759	24,628	3,319	26,688	9,386	10,782	6,884	18,433	2,500

Net asset value	$9.68	$9.77	$9.64	$9.14	$9.64	$9.37	$10.29	$9.61	$10.00

Investor A
Net assets	$11,151,626	$17,343,901	$14,352,160	$14,581,510	$10,691,880	$8,676,204	$6,055,841	$6,727,374	$309,873

Shares outstanding[1]	1,160,788	1,790,195	1,498,783	1,609,344	1,118,980	935,449	597,454	708,391	31,095

Net asset value	$9.61	$9.69	$9.58	$9.06	$9.56	$9.27	$10.14	$9.50	$9.97

Class K
Net assets	$769,300	$1,346,105	$1,807,540	$1,999,780	$1,557,774	$1,326,053	$898,444	$840,536	$2,115,239

Shares outstanding[1]	79,422	137,887	187,431	218,495	161,621	141,532	87,255	87,456	211,328

Net asset value	$9.69	$9.76	$9.64	$9.15	$9.64	$9.37	$10.30	$9.61	$10.01

Class R
Net assets	$6,163,439	$10,976,000	$10,628,704	$9,279,658	$7,622,551	$7,490,710	$5,819,913	$5,628,551	$728,546

Shares outstanding[1]	641,523	1,143,430	1,117,927	1,029,192	804,304	811,600	579,358	595,572	73,470

Net asset value	$9.61	$9.60	$9.51	$9.02	$9.48	$9.23	$10.05	$9.45	$9.92

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	APRIL 30, 2016

Statements of Operations

Six Months Ended April 30, 2016 (Unaudited)	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Investment Income
Dividends — affiliated	$ 157,187	$ 196,839	$ 184,913	$ 173,716	$ 135,249	$ 126,199	$ 79,383	$ 77,902	$ 18,552
Securities lending — affiliated — net	1,290	1,743	1,561	1,179	880	881	675	654	141
Net investment income allocated from the affiliated Master Portfolios:
Income	115,172	169,898	111,009	80,938	37,831	17,996	13,292	12,341	2,500
Expenses	(8,333)	(14,113)	(11,596)	(10,775)	(7,781)	(5,859)	(4,327)	(4,004)	(796)

Total income	265,316	354,367	285,887	245,058	166,179	139,217	89,023	86,893	20,397

Fund Expenses
Professional	32,624	32,849	31,113	30,953	27,063	27,263	23,699	25,161	18,950
Registration	32,099	31,609	31,520	31,479	31,375	31,154	31,089	31,094	29,204
Service and distribution — class specific	29,954	51,065	44,723	42,111	31,844	29,508	22,377	21,667	1,773
Transfer agent — class specific	18,483	27,902	23,847	19,601	19,448	19,834	15,015	20,770	1,394
Printing	13,523	17,594	15,554	15,540	12,268	12,501	9,371	9,270	4,956
Accounting services	9,618	10,777	10,385	10,306	9,614	8,023	7,543	7,526	6,559
Custodian	7,574	7,596	7,515	6,002	7,547	7,616	7,433	7,454	5,972
Administration	4,163	6,626	5,791	5,624	4,154	3,736	2,715	2,680	624
Officer and Trustees	2,816	10,131	10,091	10,084	2,813	2,814	2,763	2,761	2,682
Administration — class specific	1,959	3,118	2,726	2,647	1,955	1,758	1,278	1,260	292
Miscellaneous	6,067	6,167	6,140	6,134	6,094	6,090	6,055	6,047	5,808

Total expenses	158,880	205,434	189,405	180,481	154,175	150,297	129,338	135,690	78,214
Less:
Administration fees waived	(4,163)	(6,626)	(5,791)	(5,624)	(4,154)	(3,736)	(2,715)	(2,680)	(624)
Administration fees waived — class specific	(1,858)	(3,112)	(2,726)	(2,647)	(1,955)	(1,758)	(1,278)	(1,260)	(292)
Transfer agent fees waived — class specific	(127)	(252)	(310)	(296)	(285)	(348)	(318)	(227)	(90)
Transfer agent fees reimbursed — class specific	(9,584)	(13,300)	(11,371)	(7,428)	(10,456)	(11,680)	(8,988)	(14,847)	(891)
Expenses reimbursed by the Manager	(103,996)	(116,398)	(111,993)	(110,173)	(96,449)	(95,136)	(87,628)	(88,988)	(73,806)

Total expenses after fees waived and/or reimbursed	39,152	65,746	57,214	54,313	40,876	37,639	28,411	27,688	2,511

Net investment income	226,164	288,621	228,673	190,745	125,303	101,578	60,612	59,205	17,886

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(295,290)	(418,038)	(502,954)	(357,524)	(228,092)	(295,613)	(193,782)	(162,589)	(46,545)
Capital gain distributions received from affiliated investment companies	211,647	456,356	555,211	610,736	525,898	580,392	405,122	411,663	85,424
Allocation from the affiliated Master Portfolios	(25,622)	(17,225)	15,145	39,037	49,679	47,511	35,590	32,292	6,033
Futures contracts	98,385	143,158	105,049	100,889	61,854	40,359	23,530	27,621	12,171
Foreign currency transactions	830	2,665	1,808	1,674	1,478	1,547	767	1,232	126

	(10,050)	166,916	174,259	394,812	410,817	374,196	271,227	310,219	57,209

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(146,763)	(365,927)	(362,034)	(570,191)	(523,534)	(549,424)	(376,669)	(395,505)	(69,734)
Allocation from the affiliated Master Portfolios	69,166	58,786	(27,068)	(76,881)	(111,628)	(113,766)	(81,424)	(74,096)	(13,944)
Futures contracts	(71,936)	(162,278)	(121,798)	(135,954)	(89,954)	(79,191)	(64,179)	(64,996)	(16,856)

	(149,533)	(469,419)	(510,900)	(783,026)	(725,116)	(742,381)	(522,272)	(534,597)	(100,534)

Net realized and unrealized loss	(159,583)	(302,503)	(336,641)	(388,214)	(314,299)	(368,185)	(251,045)	(224,378)	(43,325)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 66,581	$ (13,882)	$(107,968)	$(197,469)	$(188,996)	$(266,607)	$(190,433)	$(165,173)	$ (25,439)

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	61

Statements of Changes in Net Assets

	BlackRock LifePath® Active Retirement Fund		BlackRock LifePath® Active 2020 Fund		BlackRock LifePath® Active 2025 Fund
Decrease in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$226,164	$319,429	$288,621	$430,261	$228,673	$339,410
Net realized gain (loss)	(10,050)	974,364	166,916	1,734,743	174,259	1,825,322
Net change in unrealized appreciation (depreciation)	(149,533)	(1,373,815)	(469,419)	(2,236,258)	(510,900)	(2,305,489)

Net increase (decrease) in net assets resulting from operations	66,581	(80,022)	(13,882)	(71,254)	(107,968)	(140,757)

Distributions to Shareholders[1]
From net investment income:
Institutional	(30,291)	(3,236)	(1,197)	(1,563)	(575)	(8,470)
Investor A	(305,853)	(534,967)	(356,639)	(577,258)	(233,429)	(433,394)
Class K	(21,806)	(22,012)	(29,419)	(38,624)	(35,155)	(16,399)
Class R	(142,051)	(199,786)	(187,748)	(262,555)	(130,843)	(301,738)
From net realized gain:
Institutional	(42,230)	(4,909)	(2,739)	(2,593)	(2,358)	(16,444)
Investor A	(491,092)	(879,876)	(947,671)	(973,003)	(1,085,319)	(925,863)
Class K	(30,042)	(32,499)	(64,105)	(58,075)	(129,953)	(30,704)
Class R	(250,320)	(342,557)	(558,135)	(483,133)	(737,180)	(684,230)

Decrease in net assets resulting from distributions to shareholders	(1,313,685)	(2,019,842)	(2,147,653)	(2,396,804)	(2,354,812)	(2,417,242)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(115,115)	(1,879,065)	(406,241)	1,669,368	1,152,999	(187,245)

Net Assets
Total decrease in net assets	(1,362,219)	(3,978,929)	(2,567,776)	(798,690)	(1,309,781)	(2,745,244)
Beginning of period	20,238,264	24,217,193	32,474,428	33,273,118	28,130,184	30,875,428

End of period	$18,876,045	$20,238,264	$29,906,652	$32,474,428	$26,820,403	$28,130,184

Undistributed (distributions in excess of) net investment income, end of period	$(32,703)	$241,134	$(32,427)	$253,955	$22,913	$194,242

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	APRIL 30, 2016

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Active 2030 Fund		BlackRock LifePath® Active 2035 Fund		BlackRock LifePath® Active 2040 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$190,745	$328,180	$125,303	$218,269	$101,578	$223,224
Net realized gain	394,812	2,031,172	410,817	965,547	374,196	1,172,844
Net change in unrealized appreciation (depreciation)	(783,026)	(2,456,782)	(725,116)	(1,491,934)	(742,381)	(1,770,818)

Net decrease in net assets resulting from operations	(197,469)	(97,430)	(188,996)	(308,118)	(266,607)	(374,750)

Distributions to Shareholders[1]
From net investment income:
Institutional	(2,703)	(2,569)	(1,625)	(1,889)	(1,884)	(2,097)
Investor A	(255,615)	(407,723)	(165,329)	(196,047)	(142,150)	(233,509)
Class K	(35,890)	(23,476)	(26,791)	(16,301)	(24,636)	(17,971)
Class R	(130,793)	(166,233)	(96,255)	(121,765)	(106,332)	(116,425)
From net realized gain:
Institutional	(10,823)	(6,335)	(5,032)	(4,438)	(7,444)	(7,379)
Investor A	(1,238,861)	(1,122,552)	(617,450)	(535,620)	(702,522)	(928,713)
Class K	(138,934)	(55,594)	(79,012)	(37,102)	(92,098)	(60,155)
Class R	(720,646)	(525,202)	(416,593)	(361,826)	(562,834)	(523,640)

Decrease in net assets resulting from distributions to shareholders	(2,534,265)	(2,309,684)	(1,408,087)	(1,274,988)	(1,639,900)	(1,889,889)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,644,818	(1,241,951)	1,764,953	411,222	1,391,681	(947,358)

Net Assets
Total increase (decrease) in net assets	(1,086,916)	(3,649,065)	167,870	(1,171,884)	(514,826)	(3,211,997)
Beginning of period	27,191,720	30,840,785	19,794,801	20,966,685	18,108,808	21,320,805

End of period	$26,104,804	$27,191,720	$19,962,671	$19,794,801	$17,593,982	$18,108,808

Undistributed (distributions in excess of) net investment income, end of period	$(11,846)	$222,410	$(21,668)	$143,029	$(32,730)	$140,694

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	63

Statements of Changes in Net Assets (concluded)

	BlackRock LifePath® Active 2045 Fund		BlackRock LifePath® Active 2050 Fund		BlackRock LifePath® Active 2055 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$60,612	$143,622	$59,205	$134,716	$17,886	$35,663
Net realized gain	271,227	732,809	310,219	594,296	57,209	161,110
Net change in unrealized appreciation (depreciation)	(522,272)	(1,016,241)	(534,597)	(887,064)	(100,534)	(208,938)

Net decrease in net assets resulting from operations	(190,433)	(139,810)	(165,173)	(158,052)	(25,439)	(12,165)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,169)	(1,333)	(2,642)	(3,040)	(347)	(456)
Investor A	(85,716)	(105,173)	(78,671)	(91,512)	(3,058)	(2,894)
Class K	(13,582)	(11,508)	(11,003)	(10,227)	(30,981)	(37,574)
Class R	(74,533)	(96,986)	(62,684)	(80,221)	(5,614)	(1,074)
From net realized gain:
Institutional	(4,600)	(3,671)	(10,238)	(8,600)	(1,990)	(2,037)
Investor A	(407,284)	(332,673)	(374,665)	(300,297)	(21,270)	(14,584)
Class K	(50,421)	(30,035)	(40,061)	(27,472)	(163,490)	(156,816)
Class R	(414,414)	(323,004)	(353,393)	(280,211)	(38,006)	(5,416)

Decrease in net assets resulting from distributions to shareholders	(1,051,719)	(904,383)	(933,357)	(801,580)	(264,756)	(220,851)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	945,298	602,377	1,673,255	1,251,687	488,112	611,687

Net Assets
Total increase (decrease) in net assets	(296,854)	(441,816)	574,725	292,055	197,917	378,671
Beginning of period	13,141,874	13,583,690	12,798,801	12,506,746	2,980,751	2,602,080

End of period	$12,845,020	$13,141,874	$13,373,526	$12,798,801	$3,178,668	$2,980,751

Undistributed (distributions in excess of) net investment income, end of period	$(33,433)	$80,955	$(22,576)	$73,219	$(3,943)	$18,171

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active Retirement Fund

	Institutional				Investor A
	Six Months Ended April 30,			Period November 27, 2012[1]	Six Months Ended April 30,
	2016	Year Ended October 31,		to October 31,	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.33	$11.41	$10.72	$10.25	$11.23	$11.32	$10.63	$10.28	$10.05

Net investment income[2]	0.13	0.17	0.23	0.23	0.11	0.15	0.21	0.24	0.26	0.23
Net realized and unrealized gain (loss)	(0.08)	(0.18)	0.48	0.90	(0.07)	(0.19)	0.47	0.85	0.70	0.18

Net increase (decrease) from investment operations	0.05	(0.01)	0.71	1.13	0.04	(0.04)	0.68	1.09	0.96	0.41

Distributions:[3]
From net investment income	(0.30)	(0.39)	(0.27)	(0.18)	(0.26)	(0.36)	(0.25)	(0.14)	(0.28)	(0.18)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	—

Total distributions	(0.72)	(0.97)	(0.79)	(0.44)	(0.68)	(0.94)	(0.77)	(0.40)	(0.61)	(0.18)

Net asset value, end of period	$9.68	$10.35	$11.33	$11.41	$9.61	$10.25	$11.23	$11.32	$10.63	$10.28

Total Return[4]
Based on net asset value	0.55%[5]	(0.13)%	6.61%	10.93%[5]	0.46%[5]	(0.42)%	6.38%	10.59%	9.96%	4.10%[6]

Ratios to Average Net Assets
Total expenses[7]	1.24%[8]	1.53%	1.21%	1.69%[8]	1.65%[8]	1.63%	1.27%	1.58%	1.69%	1.62%

Total expenses after fees waived and/or reimbursed[7]	0.14%[8]	0.12%	0.22%	0.31%[8]	0.44%[8]	0.42%	0.47%	0.56%	0.73%	0.65%

Net investment income[7]	2.66%[8]	1.58%	2.09%	2.58%[8]	2.36%[8]	1.43%	1.92%	2.22%	2.50%	2.23%

Supplemental Data
Net assets, end of period (000)	$792	$991	$119	$51	$11,152	$12,179	$17,321	$15,076	$9,189	$8,594

Portfolio turnover rate	30%	41%	42%	97%[9]	30%	41%	42%	97%	87%	112%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%	0.43%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	65

Financial Highlights (concluded)	BlackRock LifePath® Active Retirement Fund

	Class K1						Class R
	Six Months Ended April 30, 2016	Year Ended October 31,					Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.34	$11.42	$10.72	$10.37	$10.12	$10.24	$11.23	$11.31	$10.62	$10.26	$10.04

Net investment income[2]	0.13	0.19	0.25	0.26	0.30	0.27	0.10	0.12	0.19	0.22	0.23	0.20
Net realized and unrealized gain (loss)	(0.07)	(0.20)	0.47	0.88	0.70	0.19	(0.07)	(0.19)	0.46	0.85	0.70	0.18

Net increase (decrease) from investment operations	0.06	(0.01)	0.72	1.14	1.00	0.46	0.03	(0.07)	0.65	1.07	0.93	0.38

Distributions:[3]
From net investment income	(0.30)	(0.40)	(0.28)	(0.18)	(0.32)	(0.21)	(0.24)	(0.34)	(0.21)	(0.12)	(0.24)	(0.16)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	—	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	—

Total distributions	(0.72)	(0.98)	(0.80)	(0.44)	(0.65)	(0.21)	(0.66)	(0.92)	(0.73)	(0.38)	(0.57)	(0.16)

Net asset value, end of period	$9.69	$10.35	$11.34	$11.42	$10.72	$10.37	$9.61	$10.24	$11.23	$11.31	$10.62	$10.26

Total Return[4]
Based on net asset value	0.69%[5]	(0.13)%	6.74%	11.03%	10.31%	4.56%[6]	0.32%[5]	(0.66)%	6.12%	10.42%	9.59%	3.76%[6]

Ratios to Average Net Assets
Total expenses[7]	1.28%[8]	1.29%	0.92%	1.30%	1.50%	1.51%	1.95%[8]	1.95%	1.56%	1.86%	1.91%	1.92%

Total expenses after fees waived and/or reimbursed[7]	0.09%[8]	0.07%	0.12%	0.20%	0.28%	0.27%	0.68%[8]	0.66%	0.71%	0.80%	0.96%	0.97%

Net investment income[7]	2.70%[8]	1.75%	2.26%	2.45%	2.88%	2.61%	2.11%[8]	1.17%	1.67%	2.06%	2.21%	1.92%

Supplemental Data
Net assets, end of period (000)	$769	$752	$608	$521	$139	$96	$6,163	$6,317	$6,169	$5,983	$8,177	$6,299

Portfolio turnover rate	30%	41%	42%	97%	87%	112%	30%	41%	42%	97%	87%	112%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%	0.43%

[8]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2020 Fund

	Institutional				Investor A
	Six Months Ended April 30,			Period November 27, 2012[1]	Six Months Ended April 30,
	2016	Year Ended October 31,		to October 31,	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.47	$11.23	$11.47	$10.57	$10.37	$11.15	$11.40	$10.49	$10.08	$9.84

Net investment income[2]	0.08	0.18	0.21	0.10	0.09	0.13	0.19	0.23	0.24	0.20
Net realized and unrealized gain (loss)	(0.06)	(0.17)	0.53	1.23	(0.08)	(0.14)	0.51	1.07	0.71	0.22

Net increase (decrease) from investment operations	0.02	0.01	0.74	1.33	0.01	(0.01)	0.70	1.30	0.95	0.42

Distributions:[3]
From net investment income	(0.22)	(0.29)	(0.32)	(0.17)	(0.19)	(0.29)	(0.29)	(0.13)	(0.25)	(0.18)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	—

Total distributions	(0.72)	(0.77)	(0.98)	(0.43)	(0.69)	(0.77)	(0.95)	(0.39)	(0.54)	(0.18)

Net asset value, end of period	$9.77	$10.47	$11.23	$11.47	$9.69	$10.37	$11.15	$11.40	$10.49	$10.08

Total Return[4]
Based on net asset value	0.24%[5]	0.11%	6.90%	13.05%[5]	0.14%[5]	(0.13)%	6.56%	12.83%	9.98%	4.24%[6]

Ratios to Average Net Assets
Total expenses[7]	1.12%[8]	1.08%	0.95%	1.85%[8]	1.35%[8]	1.11%	1.18%	1.42%	1.54%	1.52%

Total expenses after fees waived and/or reimbursed[7]	0.20%[8]	0.17%	0.21%	0.30%[8]	0.44%[8]	0.42%	0.46%	0.54%	0.72%	0.68%

Net investment income[7]	1.72%[8]	1.69%	1.85%	2.54%[8]	1.92%[8]	1.27%	1.68%	2.10%	2.35%	1.97%

Supplemental Data
Net assets, end of period (000)	$241	$58	$157	$83	$17,344	$19,402	$22,144	$16,884	$11,084	$9,994

Portfolio turnover rate	26%	45%	41%	91%[9]	26%	45%	41%	91%	68%	138%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.58%	0.54%	0.46%	0.34%	0.36%	0.47%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	67

Financial Highlights (concluded)	BlackRock LifePath® Active 2020 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2016	Year Ended October 31,					2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.46	$11.25	$11.48	$10.57	$10.16	$9.90	$10.27	$11.06	$11.30	$10.41	$10.01	$9.77

Net investment income[2]	0.11	0.17	0.22	0.26	0.28	0.25	0.08	0.11	0.16	0.20	0.21	0.17
Net realized and unrealized gain (loss)	(0.08)	(0.16)	0.54	1.08	0.71	0.22	(0.08)	(0.16)	0.52	1.06	0.70	0.22

Net increase (decrease) from investment operations	0.03	0.01	0.76	1.34	0.99	0.47	0.00	(0.05)	0.68	1.26	0.91	0.39

Distributions:[3]
From net investment income	(0.23)	(0.32)	(0.33)	(0.17)	(0.29)	(0.21)	(0.17)	(0.26)	(0.26)	(0.11)	(0.22)	(0.15)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	—	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	—

Total distributions	(0.73)	(0.80)	(0.99)	(0.43)	(0.58)	(0.21)	(0.67)	(0.74)	(0.92)	(0.37)	(0.51)	(0.15)

Net asset value, end of period	$9.76	$10.46	$11.25	$11.48	$10.57	$10.16	$9.60	$10.27	$11.06	$11.30	$10.41	$10.01

Total Return[4]
Based on net asset value	0.35%[5]	0.11%	7.04%	13.16%	10.41%	4.78%[6]	0.04%[5]	(0.45)%	6.39%	12.50%	9.67%	3.95%[6]

Ratios to Average Net Assets
Total expenses[7]	0.94%[8]	0.75%	0.80%	1.09%	1.25%	1.26%	1.56%[8]	1.38%	1.40%	1.65%	1.75%	1.79%

Total expenses after fees waived and/or reimbursed[7]	0.09%[8]	0.07%	0.11%	0.18%	0.27%	0.25%	0.68%[8]	0.66%	0.70%	0.78%	0.94%	0.96%

Net investment income[7]	2.24%[8]	1.61%	2.01%	2.43%	2.75%	2.40%	1.68%[8]	1.02%	1.46%	1.91%	2.12%	1.69%

Supplemental Data
Net assets, end of period (000)	$1,346	$1,585	$1,396	$946	$594	$326	$10,976	$11,429	$9,577	$8,991	$8,771	$7,599

Portfolio turnover rate	26%	45%	41%	91%	68%	138%	26%	45%	41%	91%	68%	138%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.58%	0.54%	0.46%	0.34%	0.36%	0.47%

[9]	Annualized.

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2025 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2016	Year Ended October 31,		Period November 27, 2012[1] to October 31,	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.57	$11.51	$11.26	$10.16	$10.50	$11.44	$11.20	$10.09	$9.88	$9.60

Net investment income[2]	0.10	0.19	0.18	0.16	0.08	0.13	0.18	0.20	0.21	0.17
Net realized and unrealized gain (loss)	(0.12)	(0.20)	0.70	1.29	(0.11)	(0.17)	0.66	1.23	0.70	0.27

Net increase (decrease) from investment operations	(0.02)	(0.01)	0.88	1.45	(0.03)	(0.04)	0.84	1.43	0.91	0.44

Distributions:[3]
From net investment income	(0.18)	(0.32)	(0.26)	(0.16)	(0.16)	(0.29)	(0.23)	(0.13)	(0.23)	(0.16)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	—

Total distributions	(0.91)	(0.93)	(0.63)	(0.35)	(0.89)	(0.90)	(0.60)	(0.32)	(0.70)	(0.16)

Net asset value, end of period	$9.64	$10.57	$11.51	$11.26	$9.58	$10.50	$11.44	$11.20	$10.09	$9.88

Total Return[4]
Based on net asset value	(0.15)%[5]	(0.16)%	8.05%	14.89%[5]	(0.26)%[5]	(0.43)%	7.79%	14.60%	9.98%	4.54%[6]

Ratios to Average Net Assets
Total expenses[7]	1.50%[8]	0.84%	0.88%	1.84%[8]	1.39%[8]	1.20%	1.22%	1.45%	1.82%	1.85%

Total expenses after fees waived and/or reimbursed[7]	0.19%[8]	0.15%	0.20%	0.30%[8]	0.44%[8]	0.42%	0.47%	0.54%	0.73%	0.65%

Net investment income[7]	2.01%[8]	1.72%	1.62%	2.38%[8]	1.74%[8]	1.17%	1.63%	1.89%	2.13%	1.70%

Supplemental Data
Net assets, end of period (000)	$32	$34	$437	$30	$14,352	$15,324	$16,970	$17,803	$7,932	$6,181

Portfolio turnover rate	28%	57%	49%	83%[9]	28%	57%	49%	83%	76%	119%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.64%	0.59%	0.47%	0.37%	0.38%	0.49%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	69

Financial Highlights (concluded)	BlackRock LifePath® Active 2025 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2016	Year Ended October 31,					2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.59	$11.53	$11.28	$10.16	$9.95	$9.66	$10.41	$11.36	$11.12	$10.03	$9.80	$9.52

Net investment income[2]	0.10	0.15	0.22	0.23	0.25	0.22	0.07	0.10	0.15	0.18	0.18	0.14
Net realized and unrealized gain (loss)	(0.12)	(0.15)	0.66	1.24	0.70	0.27	(0.11)	(0.17)	0.66	1.21	0.70	0.27

Net increase (decrease) from investment operations	(0.02)	0.00	0.88	1.47	0.95	0.49	(0.04)	(0.07)	0.81	1.39	0.88	0.41

Distributions:[3]
From net investment income	(0.20)	(0.33)	(0.26)	(0.16)	(0.27)	(0.20)	(0.13)	(0.27)	(0.20)	(0.11)	(0.18)	(0.13)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	—	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	—

Total distributions	(0.93)	(0.94)	(0.63)	(0.35)	(0.74)	(0.20)	(0.86)	(0.88)	(0.57)	(0.30)	(0.65)	(0.13)

Net asset value, end of period	$9.64	$10.59	$11.53	$11.28	$10.16	$9.95	$9.51	$10.41	$11.36	$11.12	$10.03	$9.80

Total Return[4]
Based on net asset value	(0.15)%[5]	(0.06)%	8.14%	14.99%	10.38%	5.05%[6]	(0.34)%[5]	(0.69)%	7.58%	14.23%	9.72%	4.35%[6]

Ratios to Average Net Assets
Total expenses[7]	1.00%[8]	0.84%	0.88%	1.21%	1.60%	1.64%	1.68%[8]	1.48%	1.46%	1.72%	2.05%	2.09%

Total expenses after fees waived and/or reimbursed[7]	0.09%[8]	0.07%	0.12%	0.18%	0.25%	0.23%	0.68%[8]	0.66%	0.71%	0.77%	0.96%	0.95%

Net investment income[7]	2.06%[8]	1.36%	1.94%	2.19%	2.57%	2.14%	1.52%[8]	0.95%	1.31%	1.71%	1.87%	1.42%

Supplemental Data
Net assets, end of period (000)	$1,808	$1,860	$570	$478	$184	$116	$10,629	$10,912	$12,898	$8,411	$6,593	$5,443

Portfolio turnover rate	28%	57%	49%	83%	76%	119%	28%	57%	49%	83%	76%	119%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.64%	0.59%	0.47%	0.37%	0.38%	0.49%

[8]	Annualized.

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2030 Fund

	Institutional				Investor A
	Six Months Ended April 30,			Period November 27, 2012[1]	Six Months Ended April 30,
	2016	Year Ended October 31,		to October 31,	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.17	$11.03	$11.18	$9.96	$10.07	$10.93	$11.08	$9.87	$9.68	$9.35

Net investment income[2]	0.07	0.15	0.18	0.11	0.07	0.12	0.16	0.19	0.18	0.13
Net realized and unrealized gain (loss)	(0.14)	(0.14)	0.63	1.49	(0.15)	(0.13)	0.63	1.36	0.69	0.31

Net increase (decrease) from investment operations	(0.07)	0.01	0.81	1.60	(0.08)	(0.01)	0.79	1.55	0.87	0.44

Distributions:[3]
From net investment income	(0.19)	(0.25)	(0.28)	(0.16)	(0.16)	(0.23)	(0.26)	(0.12)	(0.18)	(0.11)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	—

Total distributions	(0.96)	(0.87)	(0.96)	(0.38)	(0.93)	(0.85)	(0.94)	(0.34)	(0.68)	(0.11)

Net asset value, end of period	$9.14	$10.17	$11.03	$11.18	$9.06	$10.07	$10.93	$11.08	$9.87	$9.68

Total Return[4]
Based on net asset value	(0.62)%[5]	0.07%	7.65%	16.81%[5]	(0.77)%[5]	(0.19)%	7.46%	16.28%	9.72%	4.69%[6]

Ratios to Average Net Assets
Total expenses[7]	1.17%[8]	1.06%	1.09%	1.92%[8]	1.39%[8]	1.20%	1.18%	1.41%	1.53%	1.51%

Total expenses after fees waived and/or reimbursed[7]	0.19%[8]	0.17%	0.22%	0.28%[8]	0.43%[8]	0.42%	0.47%	0.52%	0.68%	0.62%

Net investment income[7]	1.54%[8]	1.47%	1.64%	2.30%[8]	1.51%[8]	1.16%	1.46%	1.83%	1.84%	1.32%

Supplemental Data
Net assets, end of period (000)	$244	$91	$110	$39	$14,582	$16,084	$20,020	$17,115	$9,343	$8,008

Portfolio turnover rate	27%	67%	66%	92%[9]	27%	67%	66%	92%	73%	117%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)
		Year Ended October 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.67%	0.61%	0.50%	0.42%	0.45%	0.54%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	71

Financial Highlights (concluded)	BlackRock LifePath® Active 2030 Fund

	Class K1						Class R
	Six Months Ended April 30, 2016	Year Ended October 31,					Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.18	$11.05	$11.19	$9.96	$9.76	$9.43	$10.01	$10.88	$11.02	$9.82	$9.62	$9.31

Net investment income[2]	0.08	0.14	0.20	0.21	0.22	0.17	0.06	0.09	0.13	0.18	0.15	0.10
Net realized and unrealized gain (loss)	(0.14)	(0.13)	0.63	1.40	0.71	0.31	(0.14)	(0.14)	0.63	1.34	0.70	0.30

Net increase (decrease) from investment operations	(0.06)	0.01	0.83	1.61	0.93	0.48	(0.08)	(0.05)	0.76	1.52	0.85	0.40

Distributions:[3]
From net investment income	(0.20)	(0.26)	(0.29)	(0.16)	(0.23)	(0.15)	(0.14)	(0.20)	(0.22)	(0.10)	(0.15)	(0.09)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	—	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	—

Total distributions	(0.97)	(0.88)	(0.97)	(0.38)	(0.73)	(0.15)	(0.91)	(0.82)	(0.90)	(0.32)	(0.65)	(0.09)

Net asset value, end of period	$9.15	$10.18	$11.05	$11.19	$9.96	$9.76	$9.02	$10.01	$10.88	$11.02	$9.82	$9.62

Total Return[4]
Based on net asset value	(0.55)%[5]	0.07%	7.80%	16.80%	10.24%	5.04%[6]	(0.77)%[5]	(0.56)%	7.26%	16.01%	9.49%	4.25%[6]

Ratios to Average Net Assets
Total expenses[7]	1.02%[8]	0.85%	0.83%	1.09%	1.22%	1.21%	1.63%[8]	1.46%	1.43%	1.69%	1.77%	1.80%

Total expenses after fees waived and/or reimbursed[7]	0.08%[8]	0.07%	0.12%	0.16%	0.22%	0.20%	0.67%[8]	0.66%	0.71%	0.76%	0.91%	0.92%

Net investment income[7]	1.84%[8]	1.37%	1.80%	2.08%	2.30%	1.74%	1.25%[8]	0.90%	1.19%	1.80%	1.59%	1.01%

Supplemental Data
Net assets, end of period (000)	$2,000	$1,751	$1,143	$1,021	$432	$355	$9,280	$9,265	$9,567	$7,634	$9,304	$7,463

Portfolio turnover rate	27%	67%	66%	92%	73%	117%	27%	67%	66%	92%	73%	117%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.67%	0.61%	0.50%	0.42%	0.45%	0.54%

[8]	Annualized.

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2035 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2016	Year Ended October 31,		Period November 27, 2012[1] to October 31,	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.49	$11.26	$11.34	$10.07	$10.39	$11.16	$11.25	$9.97	$9.39	$9.07

Net investment income[2]	0.07	0.15	0.16	0.13	0.06	0.11	0.15	0.18	0.14	0.07
Net realized and unrealized gain (loss)	(0.17)	(0.22)	0.72	1.60	(0.17)	(0.21)	0.69	1.52	0.74	0.32

Net increase (decrease) from investment operations	(0.10)	(0.07)	0.88	1.73	(0.11)	(0.10)	0.84	1.70	0.88	0.39

Distributions:[3]
From net investment income	(0.18)	(0.21)	(0.23)	(0.22)	(0.15)	(0.18)	(0.20)	(0.18)	(0.12)	(0.07)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	—

Total distributions	(0.75)	(0.70)	(0.96)	(0.46)	(0.72)	(0.67)	(0.93)	(0.42)	(0.30)	(0.07)

Net asset value, end of period	$9.64	$10.49	$11.26	$11.34	$9.56	$10.39	$11.16	$11.25	$9.97	$9.39

Total Return[4]
Based on net asset value	(0.89)%[5]	(0.77)%	8.17%	18.13%[5]	(1.01)%[5]	(1.05)%	7.94%	17.66%	9.71%	4.32%[6]

Ratios to Average Net Assets
Total expenses[7]	1.42%[8]	1.18%	1.40%	2.35%[8]	1.60%[8]	1.38%	1.47%	2.08%	2.29%	2.16%

Total expenses after fees waived and/or reimbursed[7]	0.19%[8]	0.18%	0.22%	0.26%[8]	0.43%[8]	0.42%	0.47%	0.51%	0.67%	0.60%

Net investment income[7]	1.44%[8]	1.37%	1.47%	2.20%[8]	1.34%[8]	1.05%	1.35%	1.74%	1.44%	0.77%

Supplemental Data
Net assets, end of period (000)	$90	$41	$102	$30	$10,692	$11,053	$11,926	$8,329	$4,794	$4,878

Portfolio turnover rate	28%	75%	61%	104%[9]	28%	75%	61%	104%	76%	94%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.72%	0.64%	0.50%	0.46%	0.54%	0.60%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	73

Financial Highlights (concluded)	BlackRock LifePath® Active 2035 Fund

	Class K1						Class R
	Six Months Ended April 30, 2016	Year Ended October 31,					Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.49	$11.27	$11.35	$10.07	$9.46	$9.13	$10.30	$11.08	$11.18	$9.92	$9.31	$9.00

Net investment income[2]	0.08	0.14	0.19	0.20	0.18	0.12	0.05	0.09	0.12	0.16	0.11	0.05
Net realized and unrealized gain (loss)	(0.17)	(0.22)	0.70	1.54	0.77	0.31	(0.17)	(0.22)	0.69	1.50	0.75	0.31

Net increase (decrease) from investment operations	(0.09)	(0.08)	0.89	1.74	0.95	0.43	(0.12)	(0.13)	0.81	1.66	0.86	0.36

Distributions:[3]
From net investment income	(0.19)	(0.21)	(0.24)	(0.22)	(0.16)	(0.10)	(0.13)	(0.16)	(0.18)	(0.16)	(0.07)	(0.05)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	—	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	—

Total distributions	(0.76)	(0.70)	(0.97)	(0.46)	(0.34)	(0.10)	(0.70)	(0.65)	(0.91)	(0.40)	(0.25)	(0.05)

Net asset value, end of period	$9.64	$10.49	$11.27	$11.35	$10.07	$9.46	$9.48	$10.30	$11.08	$11.18	$9.92	$9.31

Total Return[4]
Based on net asset value	(0.89)%[5]	(0.80)%	8.27%	18.01%	10.45%	4.73%[6]	(1.13)%[5]	(1.28)%	7.65%	17.30%	9.53%	3.96%[6]

Ratios to Average Net Assets
Total expenses[7]	1.18%[8]	0.99%	1.09%	1.70%	1.98%	1.84%	1.83%[8]	1.67%	1.72%	2.36%	2.62%	2.43%

Total expenses after fees waived and/or reimbursed[7]	0.08%[8]	0.07%	0.12%	0.15%	0.18%	0.17%	0.67%[8]	0.66%	0.71%	0.75%	0.91%	0.91%

Net investment income[7]	1.68%[8]	1.29%	1.74%	1.93%	1.87%	1.23%	1.12%[8]	0.86%	1.08%	1.53%	1.20%	0.48%

Supplemental Data
Net assets, end of period (000)	$1,558	$1,327	$878	$719	$234	$207	$7,623	$7,374	$8,060	$4,797	$3,248	$3,273

Portfolio turn over rate	28%	75%	61%	104%	76%	94%	28%	75%	61%	104%	76%	94%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.72%	0.64%	0.50%	0.46%	0.54%	0.60%

[8]	Annualized.

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2040 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2016	Year Ended October 31,		Period November 27, 2012[1] to October 31,	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.44	$11.52	$11.48	$9.96	$10.32	$11.40	$11.37	$9.86	$9.50	$9.17

Net investment income[2]	0.07	0.14	0.18	0.12	0.06	0.11	0.15	0.18	0.13	0.08
Net realized and unrealized gain (loss)	(0.19)	(0.19)	0.75	1.76	(0.20)	(0.19)	0.75	1.65	0.73	0.32

Net increase (decrease) from investment operations	(0.12)	(0.05)	0.93	1.88	(0.14)	(0.08)	0.90	1.83	0.86	0.40

Distributions:[3]
From net investment income	(0.19)	(0.23)	(0.24)	(0.20)	(0.15)	(0.20)	(0.22)	(0.16)	(0.11)	(0.07)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	—

Total distributions	(0.95)	(1.03)	(0.89)	(0.36)	(0.91)	(1.00)	(0.87)	(0.32)	(0.50)	(0.07)

Net asset value, end of period	$9.37	$10.44	$11.52	$11.48	$9.27	$10.32	$11.40	$11.37	$9.86	$9.50

Total Return[4]
Based on net asset value	(1.15)%[5]	(0.61)%	8.49%	19.72%[5]	(1.36)%[5]	(0.87)%	8.25%	19.08%	9.56%	4.30%[6]

Ratios to Average Net Assets
Total expenses[7]	1.52%[8]	1.20%	1.26%	1.94%[8]	1.72%[8]	1.36%	1.41%	1.80%	2.05%	2.16%

Total expenses after fees waived and/or reimbursed[7]	0.17%[8]	0.17%	0.22%	0.26%[8]	0.42%[8]	0.42%	0.47%	0.51%	0.68%	0.66%

Net investment income[7]	1.48%[8]	1.31%	1.56%	1.81%[8]	1.23%[8]	1.06%	1.36%	1.68%	1.38%	0.82%

Supplemental Data
Net assets, end of period (000)	$101	$102	$120	$88	$8,676	$9,543	$13,008	$11,640	$6,203	$5,199

Portfolio turnover rate	29%	93%	57%	102%[9]	29%	93%	57%	102%	68%	99%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.77%	0.69%	0.54%	0.48%	0.51%	0.63%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	75

Financial Highlights (concluded)	BlackRock LifePath® Active 2040 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2016	Year Ended October 31,					2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.45	$11.53	$11.48	$9.96	$9.60	$9.25	$10.28	$11.36	$11.32	$9.83	$9.47	$9.14

Net investment income[2]	0.07	0.14	0.18	0.24	0.18	0.13	0.05	0.09	0.12	0.16	0.10	0.05
Net realized and unrealized gain (loss)	(0.19)	(0.18)	0.77	1.64	0.72	0.33	(0.20)	(0.19)	0.76	1.63	0.73	0.33

Net increase (decrease) from investment operations	(0.12)	(0.04)	0.95	1.88	0.90	0.46	(0.15)	(0.10)	0.88	1.79	0.83	0.38

Distributions:[3]
From net investment income	(0.20)	(0.24)	(0.25)	(0.20)	(0.15)	(0.11)	(0.14)	(0.18)	(0.19)	(0.14)	(0.08)	(0.05)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	—	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	—

Total distributions	(0.96)	(1.04)	(0.90)	(0.36)	(0.54)	(0.11)	(0.90)	(0.98)	(0.84)	(0.30)	(0.47)	(0.05)

Net asset value, end of period	$9.37	$10.45	$11.53	$11.48	$9.96	$9.60	$9.23	$10.28	$11.36	$11.32	$9.83	$9.47

Total Return[4]
Based on net asset value	(1.14)%[5]	(0.51)%	8.66%	19.49%	10.01%	4.95%[6]	(1.47)%[5]	(1.09)%	8.06%	18.71%	9.20%	4.18%[6]

Ratios to Average Net Assets
Total expenses[7]	1.27%[8]	0.97%	1.01%	1.46%	1.68%	1.78%	1.93%[8]	1.64%	1.67%	2.10%	2.35%	2.51%

Total expenses after fees waived and/or reimbursed[7]	0.07%[8]	0.07%	0.12%	0.15%	0.18%	0.17%	0.66%[8]	0.66%	0.71%	0.75%	0.91%	0.91%

Net investment income[7]	1.56%[8]	1.33%	1.61%	2.21%	1.81%	1.31%	0.99%[8]	0.83%	1.07%	1.53%	1.09%	0.56%

Supplemental Data
Net assets, end of period (000)	$1,326	$1,162	$847	$468	$401	$224	$7,491	$7,303	$7,346	$5,786	$5,211	$3,414

Portfolio turnover rate	29%	93%	57%	102%	68%	99%	29%	93%	57%	102%	68%	99%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.77%	0.69%	0.54%	0.48%	0.51%	0.63%

[8]	Annualized.

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2045 Fund

	Institutional				Investor A
	Six Months Ended April 30,	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30,
	2016				2016	Year Ended October 31,
	(Unaudited)	2015	2014		(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$11.36	$12.25	$12.14	$10.38	$11.19	$12.08	$11.99	$10.24	$9.55	$9.21

Net investment income[2]	0.07	0.16	0.19	0.14	0.05	0.13	0.15	0.18	0.13	0.07
Net realized and unrealized gain (loss)	(0.22)	(0.22)	0.78	1.95	(0.22)	(0.22)	0.78	1.86	0.82	0.35

Net increase (decrease) from investment operations	(0.15)	(0.06)	0.97	2.09	(0.17)	(0.09)	0.93	2.04	0.95	0.42

Distributions:[3]
From net investment income	(0.19)	(0.22)	(0.24)	(0.22)	(0.15)	(0.19)	(0.22)	(0.18)	(0.10)	(0.08)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	—

Total distributions	(0.92)	(0.83)	(0.86)	(0.33)	(0.88)	(0.80)	(0.84)	(0.29)	(0.26)	(0.08)

Net asset value, end of period	$10.29	$11.36	$12.25	$12.14	$10.14	$11.19	$12.08	$11.99	$10.24	$9.55

Total Return[4]
Based on net asset value	(1.36)%[5]	(0.59)%	8.31%	20.95%[5]	(1.49)%[5]	(0.84)%	8.02%	20.45%	10.29%	4.50%[6]

Ratios to Average Net Assets
Total expenses[7]	1.78%[8]	1.64%	1.96%	2.93%[8]	2.05%[8]	1.83%	2.00%	2.80%	3.50%	4.24%

Total expenses after fees waived and/or reimbursed[7]	0.18%[8]	0.17%	0.22%	0.25%[8]	0.42%[8]	0.42%	0.47%	0.50%	0.70%	0.67%

Net investment income[7]	1.29%[8]	1.41%	1.61%	1.89%[8]	1.03%[8]	1.12%	1.29%	1.59%	1.33%	0.73%

Supplemental Data
Net assets, end of period (000)	$71	$71	$72	$73	$6,056	$6,303	$6,396	$4,944	$2,641	$1,656

Portfolio turnover rate	25%	80%	72%	101%[9]	25%	80%	72%	101%	103%	82%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.74%	0.67%	0.54%	0.51%	0.49%	0.60%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	77

Financial Highlights (concluded)	BlackRock LifePath® Active 2045 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2016	Year Ended October 31,					2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$11.37	$12.27	$12.16	$10.38	$9.68	$9.32	$11.08	$11.99	$11.90	$10.16	$9.48	$9.15

Net investment income[2]	0.07	0.17	0.20	0.22	0.18	0.12	0.04	0.10	0.12	0.15	0.11	0.05
Net realized and unrealized gain (loss)	(0.21)	(0.23)	0.78	1.89	0.82	0.36	(0.21)	(0.22)	0.77	1.85	0.80	0.34

Net increase (decrease) from investment operations	(0.14)	(0.06)	0.98	2.11	1.00	0.48	(0.17)	(0.12)	0.89	2.00	0.91	0.39

Distributions:[3]
From net investment income	(0.20)	(0.23)	(0.25)	(0.22)	(0.14)	(0.12)	(0.13)	(0.18)	(0.18)	(0.15)	(0.07)	(0.06)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	—	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	—

Total distributions	(0.93)	(0.84)	(0.87)	(0.33)	(0.30)	(0.12)	(0.86)	(0.79)	(0.80)	(0.26)	(0.23)	(0.06)

Net asset value, end of period	$10.30	$11.37	$12.27	$12.16	$10.38	$9.68	$10.05	$11.08	$11.99	$11.90	$10.16	$9.48

Total Return[4]
Based on net asset value	(1.26)%[5]	(0.57)%	8.38%	20.92%	10.76%	5.10%[6]	(1.63)%[5]	(1.11)%	7.79%	20.14%	9.92%	4.24%[6]

Ratios to Average Net Assets
Total expenses[7]	1.60%[8]	1.38%	1.60%	2.42%	3.17%	4.10%	2.20%[8]	2.05%	2.20%	3.04%	3.78%	4.41%

Total expenses after fees waived and/or reimbursed[7]	0.07%[8]	0.07%	0.12%	0.14%	0.20%	0.17%	0.66%[8]	0.66%	0.70%	0.74%	0.94%	0.91%

Net investment income[7]	1.35%[8]	1.48%	1.65%	1.95%	1.82%	1.19%	0.81%[8]	0.90%	1.00%	1.39%	1.10%	0.50%

Supplemental Data
Net assets, end of period (000)	$898	$691	$589	$404	$222	$133	$5,820	$6,078	$6,527	$3,447	$2,526	$2,168

Portfolio turnover rate	25%	80%	72%	101%	103%	82%	25%	80%	72%	101%	103%	82%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.74%	0.67%	0.54%	0.51%	0.49%	0.60%

[8]	Annualized.

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2050 Fund

	Institutional				Investor A
	Six Months Ended April 30,	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30,
	2016				2016	Year Ended October 31,
	(Unaudited)	2015	2014		(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.53	$11.31	$11.11	$9.45	$10.40	$11.18	$11.00	$9.35	$8.99	$8.71

Net investment income[2]	0.06	0.15	0.16	0.13	0.05	0.11	0.14	0.15	0.12	0.07
Net realized and unrealized gain (loss)	(0.20)	(0.20)	0.77	1.87	(0.20)	(0.19)	0.75	1.80	0.70	0.31

Net increase (decrease) from investment operations	(0.14)	(0.05)	0.93	2.00	(0.15)	(0.08)	0.89	1.95	0.82	0.38

Distributions:[3]
From net investment income	(0.16)	(0.19)	(0.21)	(0.20)	(0.13)	(0.16)	(0.19)	(0.16)	(0.10)	(0.07)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)

Total distributions	(0.78)	(0.73)	(0.73)	(0.34)	(0.75)	(0.70)	(0.71)	(0.30)	(0.46)	(0.10)

Net asset value, end of period	$9.61	$10.53	$11.31	$11.11	$9.50	$10.40	$11.18	$11.00	$9.35	$8.99

Total Return[4]
Based on net asset value	(1.36)%[5]	(0.54)%	8.69%	22.07%[5]	(1.48)%[5]	(0.79)%	8.38%	21.47%	9.69%	4.39%[6]

Ratios to Average Net Assets
Total expenses[7]	1.78%[8]	1.58%	1.91%	3.16%[8]	2.21%[8]	1.98%	2.27%	3.40%	4.42%	4.87%

Total expenses after fees waived and/or reimbursed[7]	0.17%[8]	0.17%	0.24%	0.24%[8]	0.42%[8]	0.42%	0.48%	0.49%	0.68%	0.67%

Net investment income[7]	1.28%[8]	1.36%	1.49%	1.60%[8]	1.01%[8]	1.07%	1.23%	1.52%	1.35%	0.73%

Supplemental Data
Net assets, end of period (000)	$177	$172	$180	$136	$6,727	$6,215	$5,965	$4,009	$2,000	$1,374

Portfolio turnover rate	27%	77%	68%	93%[9]	27%	77%	68%	93%	81%	96%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30,
	2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Investments in underlying funds	0.75%	0.66%	0.50%	0.54%	0.53%	0.60%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	79

Financial Highlights (concluded)	BlackRock LifePath® Active 2050 Fund

	Class K1						Class R
	Six Months Ended April 30, 2016	Year Ended October 31,					Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.54	$11.32	$11.12	$9.45	$9.08	$8.79	$10.35	$11.14	$10.96	$9.31	$8.95	$8.68

Net investment income[2]	0.06	0.16	0.17	0.18	0.17	0.11	0.04	0.09	0.10	0.14	0.10	0.04
Net realized and unrealized gain (loss)	(0.20)	(0.20)	0.77	1.83	0.70	0.32	(0.21)	(0.19)	0.76	1.79	0.69	0.32

Net increase (decrease) from investment operations	(0.14)	(0.04)	0.94	2.01	0.87	0.43	(0.17)	(0.10)	0.86	1.93	0.79	0.36

Distributions:[3]
From net investment income	(0.17)	(0.20)	(0.22)	(0.20)	(0.14)	(0.11)	(0.11)	(0.15)	(0.16)	(0.14)	(0.07)	(0.06)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)

Total distributions	(0.79)	(0.74)	(0.74)	(0.34)	(0.50)	(0.14)	(0.73)	(0.69)	(0.68)	(0.28)	(0.43)	(0.09)

Net asset value, end of period	$9.61	$10.54	$11.32	$11.12	$9.45	$9.08	$9.45	$10.35	$11.14	$10.96	$9.31	$8.95

Total Return[4]
Based on net asset value	(1.36)%[5]	(0.44)%	8.76%	21.94%	10.20%	4.91%[6]	(1.69)%[5]	(0.98)%	8.10%	21.31%	9.32%	4.17%[6]

Ratios to Average Net Assets
Total expenses[7]	1.63%[8]	1.40%	1.73%	2.82%	3.86%	4.00%	2.30%[8]	2.11%	2.45%	3.66%	4.72%	5.17%

Total expenses after fees waived and/or reimbursed[7]	0.07%[8]	0.07%	0.13%	0.13%	0.18%	0.17%	0.66%[8]	0.66%	0.72%	0.73%	0.92%	0.91%

Net investment income[7]	1.34%[8]	1.44%	1.55%	1.76%	1.88%	1.21%	0.80%[8]	0.86%	0.93%	1.37%	1.12%	0.48%

Supplemental Data
Net assets, end of period (000)	$841	$669	$551	$344	$137	$76	$5,629	$5,743	$5,811	$2,626	$2,165	$1,688

Portfolio turnover rate	27%	77%	68%	93%	81%	96%	27%	77%	68%	93%	81%	96%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Investments in underlying funds	0.75%	0.66%	0.50%	0.54%	0.53%	0.60%

[8]	Annualized.

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	APRIL 30, 2016

Financial Highlights	BlackRock LifePath® Active 2055 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2016	Year Ended October 31,		Period February 28, 2013[1] to October 31,	Six Months Ended April 30, 2016	Year Ended October 31,		Period February 28, 2013[1] to October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$11.09	$12.11	$11.43	$10.00	$11.04	$12.06	$11.42	$10.00

Net investment income[2]	0.06	0.15	0.19	0.08	0.05	0.11	0.13	0.06
Net realized and unrealized gain (loss)	(0.21)	(0.18)	0.87	1.35	(0.21)	(0.16)	0.88	1.36

Net increase (decrease) from investment operations	(0.15)	(0.03)	1.06	1.43	(0.16)	(0.05)	1.01	1.42

Distributions:[3]
From net investment income	(0.14)	(0.18)	(0.26)	—	(0.11)	(0.16)	(0.25)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.94)	(0.99)	(0.38)	—	(0.91)	(0.97)	(0.37)	—

Net asset value, end of period	$10.00	$11.09	$12.11	$11.43	$9.97	$11.04	$12.06	$11.42

Total Return[4]
Based on net asset value	(1.40)%[5]	(0.31)%	9.28%	14.30%[5]	(1.45)%[5]	(0.49)%	8.96%	14.20%[5]

Ratios to Average Net Assets
Total expenses[6]	5.48%[7]	5.57%	6.44%	11.19%[7,8]	5.93%[7]	6.07%	6.74%	9.51%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.18%[7]	0.18%	0.24%	0.24%[7]	0.43%[7]	0.42%	0.49%	0.49%[7]

Net investment income[6]	1.30%[7]	1.31%	1.60%	1.05%[7]	0.99%[7]	0.95%	1.08%	0.80%[7]

Supplemental Data
Net assets, end of period (000)	$25	$28	$30	$29	$310	$269	$201	$81

Portfolio turnover rate	21%	68%	47%	45%	21%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016	Year Ended October 31,		Period February 28, 2013[1] to
	(Unaudited)	2015	2014	October 31, 2013

Investments in underlying funds	0.74%	0.64%	0.53%	0.54%

[7]	Annualized.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A would have been 12.47% and 10.80%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2016	81

Financial Highlights (concluded)	BlackRock LifePath® Active 2055 Fund

	Class K				Class R
	Six Months Ended April 30, 2016	Year Ended October 31,		Period February 28, 2013[1] to October 31,	Six Months Ended April 30, 2016	Year Ended October 31,		Period February 28, 2013[1] to October 31,
	(Unaudited)	2015	2014	2013	(Unaudited)	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$11.10	$12.12	$11.44	$10.00	$11.00	$12.05	$11.40	$10.00

Net investment income[2]	0.07	0.16	0.20	0.08	0.03	0.06	0.12	0.04
Net realized and unrealized gain (loss)	(0.21)	(0.17)	0.87	1.36	(0.19)	(0.14)	0.86	1.36

Net increase (decrease) from investment operations	(0.14)	(0.01)	1.07	1.44	(0.16)	(0.08)	0.98	1.40

Distributions:[3]
From net investment income	(0.15)	(0.20)	(0.27)	—	(0.12)	(0.16)	(0.21)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.95)	(1.01)	(0.39)	—	(0.92)	(0.97)	(0.33)	—

Net asset value, end of period	$10.01	$11.10	$12.12	$11.44	$9.92	$11.00	$12.05	$11.40

Total Return[4]
Based on net asset value	(1.28)%[5]	(0.20)%	9.46%	14.40%[5]	(1.52)%[5]	(0.76)%	8.71%	14.00%[5]

Ratios to Average Net Assets
Total expenses[6]	5.17%[7]	5.40%	6.05%	10.80%[7,8]	5.85%[7]	5.94%	7.49%	11.84%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.07%[7]	0.07%	0.14%	0.14%[7]	0.67%[7]	0.66%	0.73%	0.73%[7]

Net investment income[6]	1.39%[7]	1.41%	1.70%	1.16%[7]	0.70%[7]	0.56%	1.07%	0.57%[7]

Supplemental Data
Net assets, end of period (000)	$2,115	$2,243	$2,333	$2,203	$729	$441	$38	$28

Portfolio turnover rate	21%	68%	47%	45%	21%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016	Year Ended October 31,		Period February 28, 2013[1] to
	(Unaudited)	2015	2014	October 31, 2013

Investments in underlying funds	0.74%	0.64%	0.53%	0.54%

[7]	Annualized.
[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K and Class R would have been 12.08% and 13.12%, respectively.

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Active Retirement Fund	LifePath® Active Retirement Fund	Non-diversified
BlackRock LifePath® Active 2020 Fund	LifePath® Active 2020 Fund	Non-diversified
BlackRock LifePath® Active 2025 Fund	LifePath® Active 2025 Fund	Non-diversified
BlackRock LifePath® Active 2030 Fund	LifePath® Active 2030 Fund	Non-diversified
BlackRock LifePath® Active 2035 Fund	LifePath® Active 2035 Fund	Non-diversified
BlackRock LifePath® Active 2040 Fund	LifePath® Active 2040 Fund	Non-diversified
BlackRock LifePath® Active 2045 Fund	LifePath® Active 2045 Fund	Non-diversified
BlackRock LifePath® Active 2050 Fund	LifePath® Active 2050 Fund	Non-diversified
BlackRock LifePath® Active 2055 Fund	LifePath® Active 2055 Fund	Non-diversified

As of period end, LifePath® Active Retirement Fund’s and LifePath® Active 2020 Fund’s investment in Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 31% and 19% of LifePath® Active Retirement Fund’s net assets and LifePath® Active 2020 Fund’s net assets, respectively. The financial statements of Master Total Return Portfolio, including the Schedule of Investments, can be read in conjunction with LifePath® Active Retirement Fund’s and LifePath® Active 2020 Fund’s financial statements. Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income

BLACKROCK FUNDS II	APRIL 30, 2016	83

Notes to Financial Statements (continued)

is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

•

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors

84	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (continued)

that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan, all of which were classified affiliated investment companies in the Funds’ Schedules of Investments, and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

BLACKROCK FUNDS II	APRIL 30, 2016	85

Notes to Financial Statements (continued)

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

LifePath® Active Retirement Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$48,225	$(48,225)	—

LifePath® Active 2020 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$425,212	$(425,212)	—

LifePath® Active 2025 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$715,331	$(715,331)	—

LifePath® Active 2030 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$984,213	$(984,213)	—

LifePath® Active 2035 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$953,851	$(953,851)	—

LifePath® Active 2040 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,029,141	$(1,029,141)	—

LifePath® Active 2045 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$842,527	$(842,527)	—

LifePath® Active 2050 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$873,271	$(873,271)	—

LifePath® Active 2055 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$158,247	$(158,247)	—

[1]

Collateral with a value of $49,534, $436,748, $734,737, $1,010,914, $979,729, $1,057,061, $865,384, $896,963 and $162,540 has been received in connection with securities lending agreements for LifePath® Active Retirement Fund, LifePath® Active 2020 Fund, LifePath® Active 2025 Fund, LifePath® Active 2030 Fund, LifePath® Active 2035 Fund, LifePath® Active 2040 Fund, LifePath® Active 2045 Fund, LifePath® Active 2050 Fund and LifePath® Active 2055 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

86	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange.

Futures Contracts: Certain Funds invest in long and/or short positions in futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distributions Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

BLACKROCK FUNDS II	APRIL 30, 2016	87

Notes to Financial Statements (continued)

For the six months ended April 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total
LifePath® Active Retirement Fund	$14,676	$15,278	$29,954
LifePath® Active 2020 Fund	$23,187	$27,878	$51,065
LifePath® Active 2025 Fund	$18,715	$26,008	$44,723
LifePath® Active 2030 Fund	$19,161	$22,950	$42,111
LifePath® Active 2035 Fund	$13,330	$18,514	$31,844
LifePath® Active 2040 Fund	$11,102	$18,406	$29,508
LifePath® Active 2045 Fund	$ 7,441	$14,936	$22,377
LifePath® Active 2050 Fund	$ 7,695	$13,972	$21,667
LifePath® Active 2055 Fund	$ 365	$ 1,408	$ 1,773

Administration

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fees, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended April 30, 2016, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$101	$1,174	$ 73	$ 611	$1,959
LifePath® Active 2020 Fund	$ 14	$1,855	$134	$1,115	$3,118
LifePath® Active 2025 Fund	$ 4	$1,497	$185	$1,040	$2,726
LifePath® Active 2030 Fund	$ 17	$1,533	$179	$ 918	$2,647
LifePath® Active 2035 Fund	$ 7	$1,066	$141	$ 741	$1,955
LifePath® Active 2040 Fund	$ 10	$ 888	$124	$ 736	$1,758
LifePath® Active 2045 Fund	$ 7	$ 595	$ 78	$ 598	$1,278
LifePath® Active 2050 Fund	$ 16	$ 616	$ 69	$ 559	$1,260
LifePath® Active 2055 Fund	$ 1	$ 29	$206	$ 56	$ 292

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended April 30, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$15	$ 86	$ 9	$32	$142
LifePath® Active 2020 Fund	$ 9	$195	$ 9	$39	$252
LifePath® Active 2025 Fund	$ 9	$257	$10	$34	$310
LifePath® Active 2030 Fund	$15	$237	$16	$29	$297
LifePath® Active 2035 Fund	$10	$234	$11	$30	$285
LifePath® Active 2040 Fund	$11	$287	$14	$36	$348

88	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (continued)

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active 2045 Fund	$11	$260	$18	$29	$318
LifePath® Active 2050 Fund	$15	$172	$10	$30	$227
LifePath® Active 2055 Fund	$ 5	$ 65	$13	$ 7	$ 90

For the six months ended April 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$157	$10,778	$227	$ 7,321	$18,483
LifePath® Active 2020 Fund	$117	$18,796	$266	$ 8,723	$27,902
LifePath® Active 2025 Fund	$ 84	$12,785	$261	$10,717	$23,847
LifePath® Active 2030 Fund	$144	$12,292	$315	$ 6,850	$19,601
LifePath® Active 2035 Fund	$101	$11,549	$299	$ 7,499	$19,448
LifePath® Active 2040 Fund	$148	$11,461	$295	$ 7,930	$19,834
LifePath® Active 2045 Fund	$ 93	$ 8,830	$348	$ 5,744	$15,015
LifePath® Active 2050 Fund	$203	$12,932	$281	$ 7,354	$20,770
LifePath® Active 2055 Fund	$ 41	$ 714	$216	$ 423	$ 1,394

Other Fees

For the six months ended April 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Active Retirement Fund	$216
LifePath® Active 2020 Fund	$549
LifePath® Active 2025 Fund	$472
LifePath® Active 2030 Fund	$298
LifePath® Active 2035 Fund	$443
LifePath® Active 2040 Fund	$7,663
LifePath® Active 2045 Fund	$189
LifePath® Active 2050 Fund	$310
LifePath® Active 2055 Fund	$17

Expense Limitations/Waivers/Reimbursements/Recoupments

The Manager, with respect to the Funds, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual caps are in effect until March 1, 2026, unless terminated earlier by the Board, including a majority of the Independent Trustees.

In addition, the Manager with respect to the Funds, has contractually agreed to further waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual expense limitations prior to March 1, 2017 unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Funds. The contractual expense limitation excludes expenses allocated from the Master Portfolios in which the Funds invest.

These amounts waived and/or reimbursed are shown as administration fees waived, administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by the Manager, respectively, in the Statements of Operations.

Class specific waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	—	$1,174	$ 73	$ 611	$1,858
LifePath® Active 2020 Fund	$ 8	$1,855	$134	$1,115	$3,112
LifePath® Active 2025 Fund	$ 4	$1,497	$185	$1,040	$2,726
LifePath® Active 2030 Fund	$17	$1,533	$179	$ 918	$2,647
LifePath® Active 2035 Fund	$ 7	$1,066	$141	$ 741	$1,955

BLACKROCK FUNDS II	APRIL 30, 2016	89

Notes to Financial Statements (continued)

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Active 2040 Fund	$10	$888	$124	$736	$1,758
LifePath® Active 2045 Fund	$7	$596	$78	$597	$1,278
LifePath® Active 2050 Fund	$16	$616	$69	$559	$1,260
LifePath® Active 2055 Fund	$2	$28	$206	$56	$292

Transfer Agent Fees Waived
LifePath® Active Retirement Fund	—	$86	$9	$32	$127
LifePath® Active 2020 Fund	$9	$195	$9	$39	$252
LifePath® Active 2025 Fund	$9	$257	$10	$34	$310
LifePath® Active 2030 Fund	$15	$237	$15	$29	$296
LifePath® Active 2035 Fund	$10	$234	$11	$30	$285
LifePath® Active 2040 Fund	$11	$287	$14	$36	$348
LifePath® Active 2045 Fund	$11	$260	$18	$29	$318
LifePath® Active 2050 Fund	$15	$172	$10	$30	$227
LifePath® Active 2055 Fund	$5	$65	$13	$7	$90

Transfer Agent Fees Reimbursed
LifePath® Active Retirement Fund	—	$4,825	$218	$4,541	$9,584
LifePath® Active 2020 Fund	$40	$9,334	$257	$3,669	$13,300
LifePath® Active 2025 Fund	$58	$5,048	$251	$6,014	$11,371
LifePath® Active 2030 Fund	$41	$4,396	$300	$2,691	$7,428
LifePath® Active 2035 Fund	$52	$5,977	$288	$4,139	$10,456
LifePath® Active 2040 Fund	$88	$6,731	$282	$4,579	$11,680
LifePath® Active 2045 Fund	$47	$5,587	$329	$3,025	$8,988
LifePath® Active 2050 Fund	$103	$9,667	$271	$4,806	$14,847
LifePath® Active 2055 Fund	$23	$504	$203	$161	$891

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	The Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator.

In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2016	2017	2018
LifePath® Active Retirement Fund
Fund Level	$170,691	$263,885	$108,159
Institutional	$205	$78	—
Investor A	$12,033	$14,405	$6,085
Class K	$381	$409	$300
Class R	$6,058	$10,825	$5,184
LifePath® Active 2020 Fund
Fund Level	$193,753	$229,845	$123,024
Institutional	$151	$207	$57
Investor A	$14,468	$12,635	$11,384

90	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (continued)

	Expiring October 31,
	2016	2017	2018
Class K	$532	$546	$400
Class R	$4,977	$8,646	$4,823
LifePath® Active 2025 Fund
Fund Level	$192,682	$217,841	$117,784
Institutional	$24	$88	$71
Investor A	$12,094	$13,238	$6,802
Class K	$428	$557	$446
Class R	$7,545	$14,593	$7,088
LifePath® Active 2030 Fund
Fund Level	$188,232	$215,626	$115,797
Institutional	$204	$163	$73
Investor A	$11,068	$12,318	$6,166
Class K	$621	$699	$494
Class R	$5,984	$7,673	$3,638
LifePath® Active 2035 Fund
Fund Level	$155,483	$187,901	$100,603
Institutional	$140	$146	$69
Investor A	$10,029	$12,654	$7,277
Class K	$476	$547	$440
Class R	$6,293	$11,319	$4,910
LifePath® Active 2040 Fund
Fund Level	$160,545	$187,426	$98,872
Institutional	$228	$203	$109
Investor A	$14,913	$13,863	$7,906
Class K	$486	$545	$420
Class R	$8,964	$10,753	$5,351
LifePath® Active 2045 Fund
Fund Level	$145,072	$169,821	$90,343
Institutional	$243	$178	$65
Investor A	$11,260	$12,634	$6,443
Class K	$529	$520	$425
Class R	$6,065	$10,611	$3,651
LifePath® Active 2050 Fund
Fund Level	$142,660	$168,511	$91,668
Institutional	$250	$275	$134
Investor A	$17,110	$21,182	$10,455
Class K	$432	$456	$350
Class R	$8,749	$12,183	$5,395
LifePath® Active 2055 Fund
Fund Level	$145,526	$145,344	$74,430
Institutional	$91	$26	$30
Investor A	$636	$933	$597
Class K	$601	$629	$422
Class R	$290	$130	$224

Securities Lending

The SEC has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar

BLACKROCK FUNDS II	APRIL 30, 2016	91

Notes to Financial Statements (continued)

year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended April 30, 2016, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Active Retirement Fund	$153
LifePath® Active 2020 Fund	$228
LifePath® Active 2025 Fund	$228
LifePath® Active 2030 Fund	$239
LifePath® Active 2035 Fund	$186
LifePath® Active 2040 Fund	$191
LifePath® Active 2045 Fund	$147
LifePath® Active 2050 Fund	$142
LifePath® Active 2055 Fund	$31

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended April 30, 2016, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Active Retirement Fund	$5,868,794	$8,073,117
LifePath® Active 2020 Fund	$7,690,960	$10,774,911
LifePath® Active 2025 Fund	$7,571,214	$9,802,753
LifePath® Active 2030 Fund	$6,984,106	$9,066,976
LifePath® Active 2035 Fund	$5,357,729	$6,234,513
LifePath® Active 2040 Fund	$5,002,595	$6,056,154
LifePath® Active 2045 Fund	$3,120,624	$3,704,275
LifePath® Active 2050 Fund	$3,465,823	$3,341,152
LifePath® Active 2055 Fund	$1,063,290	$592,962

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Tax cost	$19,187,208	$30,758,568	$27,972,659	$27,486,122	$21,556,110
Gross unrealized appreciation	$ 1,864,997	$ 2,860,167	$ 2,105,186	$ 1,847,491	$ 802,356
Gross unrealized depreciation	(2,180,634)	(3,397,166)	(2,664,696)	(2,363,664)	(1,504,827)
Net unrealized depreciation	$ (315,637)	$ (536,999)	$ (559,510)	$ (516,173)	$ (702,471)

92	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (continued)

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Tax cost	$19,209,022	$14,170,168	$14,747,651	$3,403,833
Gross unrealized appreciation	$ 709,463	$ 452,339	$ 407,089	$ 79,867
Gross unrealized depreciation	(1,358,067)	(988,996)	(968,258)	(204,526)
Net unrealized depreciation	$ (648,604)	$ (536,657)	$ (561,169)	$ (124,659)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, a fee per annum was 0.06% on used commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right to offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

BLACKROCK FUNDS II	APRIL 30, 2016	93

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
LifePath® Active Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	13,417	$132,634	135,594	$1,424,884
Shares issued in reinvestment of distributions	7,467	70,858	565	5,881
Shares redeemed	(34,856)	(337,405)	(50,903)	(536,664)

Net increase (decrease)	(13,972)	$(133,913)	85,256	$894,101

Investor A
Shares sold	161,158	$1,531,211	264,847	$2,757,100
Shares issued in reinvestment of distributions	84,382	794,871	136,574	1,412,169
Shares redeemed	(273,110)	(2,591,631)	(755,897)	(7,865,175)

Net decrease	(27,570)	$(265,549)	(354,476)	$(3,695,906)

Class K
Shares sold	7,178	$69,089	22,883	$239,941
Shares issued in reinvestment of distributions	5,442	51,637	4,781	49,775
Shares redeemed	(5,825)	(55,844)	(8,678)	(90,831)

Net increase	6,795	$64,882	18,986	$198,885

Class R
Shares sold	95,390	$900,632	233,026	$2,467,505
Shares issued in reinvestment of distributions	41,609	392,371	52,401	542,344
Shares redeemed	(112,589)	(1,073,538)	(217,866)	(2,285,994)

Net increase	24,410	$219,465	67,561	$723,855

Total Net Decrease	(10,337)	$(115,115)	(182,673)	$(1,879,065)

LifePath® Active 2020 Fund
Institutional
Shares sold	18,934	$174,000	—	—
Shares issued in reinvestment of distributions	180	1,730	166	$1,754
Shares redeemed	—	—	(8,609)	(97,266)

Net increase (decrease)	19,114	$175,730	(8,443)	$(95,512)

Investor A
Shares sold	201,886	$1,954,890	568,888	$6,025,987
Shares issued in reinvestment of distributions	135,177	1,289,592	146,540	1,532,807
Shares redeemed	(418,715)	(3,969,522)	(829,447)	(8,718,650)

Net decrease	(81,652)	$(725,040)	(114,019)	$(1,159,856)

Class K
Shares sold	26,159	$262,686	38,865	$409,921
Shares issued in reinvestment of distributions	7,584	72,806	6,710	70,651
Shares redeemed	(47,379)	(486,433)	(18,170)	(194,710)

Net increase (decrease)	(13,636)	$(150,941)	27,405	$285,862

94	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
LifePath® Active 2020 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	153,270	$1,485,445	539,878	$5,715,620
Shares issued in reinvestment of distributions	78,846	745,882	71,839	745,688
Shares redeemed	(201,911)	(1,937,317)	(364,770)	(3,822,434)

Net increase	30,205	$294,010	246,947	$2,638,874

Total Net Increase (Decrease)	(45,969)	$(406,241)	151,890	$1,669,368

LifePath® Active 2025 Fund
Institutional
Shares issued in reinvestment of distributions	74	$707	2,118	$22,622
Shares redeemed	—	—	(36,869)	(410,024)

Net increase (decrease)	74	$707	(34,751)	$(387,402)

Investor A
Shares sold	197,899	$1,877,533	445,900	$4,747,362
Shares issued in reinvestment of distributions	131,941	1,287,365	124,886	1,327,532
Shares redeemed	(290,785)	(2,753,773)	(594,868)	(6,307,687)

Net increase (decrease)	39,055	$411,125	(24,082)	$(232,793)

Class K
Shares sold	63,882	$645,187	149,467	$1,580,317
Shares issued in reinvestment of distributions	16,846	160,548	3,791	40,565
Shares redeemed	(69,013)	(690,634)	(26,917)	(283,927)

Net increase	11,715	$115,101	126,341	$1,336,955

Class R
Shares sold	166,447	$1,599,496	307,555	$3,283,122
Shares issued in reinvestment of distributions	92,244	868,023	93,280	985,968
Shares redeemed	(188,909)	(1,841,453)	(488,065)	(5,173,095)

Net increase (decrease)	69,782	$626,066	(87,230)	$(904,005)

Total Net Increase (Decrease)	120,626	$1,152,999	(19,722)	$(187,245)

LifePath® Active 2030 Fund
Institutional
Shares sold	16,797	$150,477	2,830	$29,114
Shares issued in reinvestment of distributions	1,225	11,114	652	6,701
Shares redeemed	(329)	(2,969)	(4,481)	(45,368)

Net increase (decrease)	17,693	$158,622	(999)	$(9,553)

Investor A
Shares sold	214,835	$1,949,575	438,253	$4,503,338
Shares issued in reinvestment of distributions	159,789	1,438,104	145,497	1,484,071
Shares redeemed	(362,924)	(3,251,001)	(817,651)	(8,320,750)

Net increase (decrease)	11,700	$136,678	(233,901)	$(2,333,341)

BLACKROCK FUNDS II	APRIL 30, 2016	95

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
LifePath® Active 2030 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	36,380	$336,624	110,253	$1,122,266
Shares issued in reinvestment of distributions	18,783	170,558	7,065	72,629
Shares redeemed	(8,664)	(77,950)	(48,821)	(520,117)

Net increase	46,499	$429,232	68,497	$674,778

Class R
Shares sold	147,450	$1,322,823	300,890	$3,046,322
Shares issued in reinvestment of distributions	95,023	851,406	68,055	691,434
Shares redeemed	(138,457)	(1,253,943)	(323,440)	(3,311,591)

Net increase	104,016	$920,286	45,505	$426,165

Total Net Increase (Decrease)	179,908	$1,644,818	(120,898)	$(1,241,951)

LifePath® Active 2035 Fund
Institutional
Shares sold	5,013	$50,745	447	$4,825
Shares issued in reinvestment of distributions	498	4,782	73	780
Shares redeemed	—	(2)	(5,722)	(60,765)

Net increase (decrease)	5,511	$55,525	(5,202)	$(55,160)

Investor A
Shares sold	160,224	$1,520,197	368,032	$3,929,012
Shares issued in reinvestment of distributions	80,117	762,716	67,363	715,396
Shares redeemed	(185,307)	(1,745,875)	(440,016)	(4,609,894)

Net increase (decrease)	55,034	$537,038	(4,621)	$34,514

Class K
Shares sold	72,689	$730,448	62,814	$654,939
Shares issued in reinvestment of distributions	10,181	97,632	4,155	44,459
Shares redeemed	(47,747)	(476,228)	(18,396)	(192,907)

Net increase	35,123	$351,852	48,573	$506,491

Class R
Shares sold	183,391	$1,732,638	274,442	$2,900,278
Shares issued in reinvestment of distributions	54,269	512,848	45,838	483,590
Shares redeemed	(149,541)	(1,424,948)	(331,298)	(3,458,491)

Net increase (decrease)	88,119	$820,538	(11,018)	$(74,623)

Total Net Increase	183,787	$1,764,953	27,732	$411,222

LifePath® Active 2040 Fund
Institutional
Shares sold	353	$3,268	668	$7,185
Shares issued in reinvestment of distributions	742	6,942	581	6,181
Shares redeemed	(49)	(432)	(1,904)	(21,347)

Net increase (decrease)	1,046	$9,778	(655)	$(7,981)

96	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
LifePath® Active 2040 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	158,664	$1,459,407	416,855	$4,441,689
Shares issued in reinvestment of distributions	89,625	830,815	108,549	1,143,020
Shares redeemed	(237,092)	(2,140,026)	(742,495)	(7,606,810)

Net increase (decrease)	11,197	$150,196	(217,091)	$(2,022,101)

Class K
Shares sold	31,195	$293,235	60,229	$629,749
Shares issued in reinvestment of distributions	12,303	115,162	5,596	59,481
Shares redeemed	(13,167)	(122,058)	(28,077)	(297,310)

Net increase	30,331	$286,339	37,748	$391,920

Class R
Shares sold	182,467	$1,695,815	205,878	$2,162,098
Shares issued in reinvestment of distributions	72,420	669,164	60,901	640,064
Shares redeemed	(153,996)	(1,419,611)	(202,923)	(2,111,358)

Net increase	100,891	$945,368	63,856	$690,804

Total Net Increase (Decrease)	143,465	$1,391,681	(116,142)	$(947,358)

LifePath® Active 2045 Fund
Institutional
Shares sold	306	$3,100	545	$6,346
Shares issued in reinvestment of distributions	346	3,560	259	2,993
Shares redeemed	(1)	(9)	(422)	(4,816)

Net increase	651	$6,651	382	$4,523

Investor A
Shares sold	97,004	$968,724	203,790	$2,336,623
Shares issued in reinvestment of distributions	48,393	491,194	38,280	437,157
Shares redeemed	(111,176)	(1,122,802)	(208,401)	(2,362,819)

Net increase	34,221	$337,116	33,669	$410,961

Class K
Shares sold	26,620	$274,192	28,480	$327,979
Shares issued in reinvestment of distributions	5,814	59,890	2,958	34,247
Shares redeemed	(5,921)	(58,678)	(18,669)	(217,446)

Net increase	26,513	$275,404	12,769	$144,780

Class R
Shares sold	113,783	$1,154,493	223,003	$2,544,432
Shares issued in reinvestment of distributions	48,554	488,946	37,036	419,989
Shares redeemed	(131,332)	(1,317,312)	(256,005)	(2,922,308)

Net increase	31,005	$326,127	4,034	$42,113

Total Net Increase	92,390	$945,298	50,854	$602,377

BLACKROCK FUNDS II	APRIL 30, 2016	97

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
LifePath® Active 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,032	$9,766	2,480	$26,770
Shares issued in reinvestment of distributions	1,126	10,822	905	9,699
Shares redeemed	(48)	(502)	(2,945)	(32,011)

Net increase	2,110	$20,086	440	$4,458

Investor A
Shares sold	175,716	$1,638,335	340,624	$3,616,952
Shares issued in reinvestment of distributions	47,225	450,009	36,735	389,757
Shares redeemed	(111,869)	(1,064,428)	(313,539)	(3,266,191)

Net increase	111,072	$1,023,916	63,820	$740,518

Class K
Shares sold	23,651	$222,699	32,481	$347,440
Shares issued in reinvestment of distributions	5,093	49,000	3,167	33,954
Shares redeemed	(4,764)	(48,000)	(20,822)	(221,621)

Net increase	23,980	$223,699	14,826	$159,773

Class R
Shares sold	131,106	$1,231,217	268,617	$2,833,553
Shares issued in reinvestment of distributions	43,937	416,076	34,100	360,432
Shares redeemed	(134,570)	(1,241,739)	(269,221)	(2,847,047)

Net increase	40,473	$405,554	33,496	$346,938

Total Net Increase	177,635	$1,673,255	112,582	$1,251,687

LifePath® Active 2055 Fund
Investor A
Shares sold	9,022	$89,095	13,453	$151,062
Shares issued in reinvestment of distributions	2,212	22,053	1,340	15,037
Shares redeemed	(4,502)	(43,989)	(7,067)	(78,254)

Net increase	6,732	$67,159	7,726	$87,845

Class K
Shares sold	11,096	$111,099	9,975	$111,707
Shares issued in reinvestment of dividends and distributions	1,223	12,234	—	—
Shares redeemed	(3,110)	(29,465)	(356)	(4,000)

Net increase	9,209	$93,868	9,619	$107,707

Class R
Shares sold	38,469	$375,956	40,457	$455,694
Shares issued in reinvestment of distributions	4,163	41,336	362	4,050
Shares redeemed	(9,249)	(90,207)	(3,924)	(43,609)

Net increase	33,383	$327,085	36,895	$416,135

Total Net Increase	49,324	$488,112	54,240	$611,687

98	BLACKROCK FUNDS II	APRIL 30, 2016

Notes to Financial Statements (concluded)

At April 30, 2016, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K	—	—	—	—	—	—	—	—	192,500
Class R	—	—	—	—	—	—	—	—	2,500

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	APRIL 30, 2016	99

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Valerie G. Brown, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective May 6, 2016, Valerie G. Brown resigned as a Trustee of the Trust.

Effective May 10, 2016, Kenneth A. Froot resigned as a Trustee of the Trust.

On June 2, 2016, the Board appointed Henry R. Keizer as a Trustee of the Trust, effective July 28, 2016.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

100	BLACKROCK FUNDS II	APRIL 30, 2016

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	APRIL 30, 2016	101

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

102	BLACKROCK FUNDS II	APRIL 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-4/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 1, 2016

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